UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21411

Eaton Vance Senior Floating Rate Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Semiannual Report April 30, 2007

EATON VANCE
SENIOR
FLOATING-RATE
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

INVESTMENT UPDATE

The Trust

Performance for the Past Six Months

•                  Based on share price, Eaton Vance Senior Floating- Rate Trust (the “Trust”), a closed-end fund traded on the New York Stock Exchange, had a total return of 9.77% for the six months ended April 30, 2007. That return was the result of an increase in share price to $19.18 on April 30, 2007, from $18.24 on October 31, 2006, and the reinvestment of $0.808 in dividends.(1)

•                  Based on net asset value (NAV), the Trust had a total return of 5.06% for the six months ended April 30, 2007. That return was the result of an increase in NAV to $18.81 on April 30, 2007, from $18.69 on October 31, 2006, and the reinvestment of all distributions. (1)

•                  Based on its April 2007 monthly dividend payment of $0.13 and a closing share price of $19.18, the Trust had a market yield of 8.13%.(2)

•                  For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.86% for the six months ended April 30, 2007.(3)

The Trust’s Investments

•                  The Trust’s loan investments represented 454 borrowers and 39 industries as of April 30, 2007. The Trust’s average loan size was 0.19% of total investments, and no industry constituted more than 8.0% of the Trust’s total assets. Health care, business equipment/services, leisure goods/activities/movies, publishing and chemicals/plastics were the Trust’s largest industry weightings. (4)

•                  In the six months ended April 30, 2007, despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this fact, management notes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remain in place. Reflecting increasing investor demand for loans, the Trust’s share price traded at a premium at April 30, 2007, reversing the discount that prevailed throughout most of 2006.

•                  The Trust had a 7.0% exposure in European loans at April 30, 2007. European issuance continued to grow and represented further opportunities for diversification. For example, while there may be concerns about a slowing U.S. economy, the Trust benefited from loans to companies operating in the relatively robust U.K. and German economies. All of the Trust’s non-dollar-denominated investments were hedged to help protect against foreign currency risk.

•                  The Trust’s 8% investment in high-yield bonds contributed to performance during the six months ended April 30, 2007. With high-yield spreads at historically low levels, the Trust’s bond investments remained focused on shorter-maturity securities, while avoiding deeply subordinated and overleveraged new issues.

•                  At April 30, 2007, the Trust had leverage in the amount of approximately 38.5% of the Trust’s total assets. The Trust employs leverage though the issuance of Auction Preferred Shares (“APS”).(5) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility  of net asset value and market price of common shares). The cost of the Trust’s APS rises and falls with changes in short-term interest  rates. Such increases/ decreases in the cost of the Trust’s APS may be offset by increased/decreased income from the Trust’s senior loan investments.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)	Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. Absent an expense waiver by the investment adviser, returns would be lower.

(2)	The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(3)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(4)	Holdings and industry weightings are subject to change due to active management.

(5)	In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, NYSE)
Six Months	9.77%
One Year	18.49
Life of Trust (11/28/03)	7.40

Average Annual Total Return (at net asset value)
Six Months	5.06%
One Year	8.74
Life of Trust (11/28/03)	6.79

(1)       Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. Absent an expense waiver by the investment adviser, the returns would be lower. In the event of a rise in long-term interest rates, the  value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Diversification by Industries(2)

By total investments

Health Care	7.5%
Business Equip. & Services	7.2
Leisure Goods/Activities/Movies	6.1
Chemicals & Plastics	5.9
Publishing	5.4
Building & Development	5.2
Cable & Satellite Television	4.7
Radio & Television	4.5
Automotive	4.3
Telecommunications	4.2
Containers & Glass Products	3.2
Retailers (Except Food & Drug)	3.2
Lodging & Casinos	3.1
Electronics/Electrical	2.8
Utilities	2.6
Oil & Gas	2.4
Financial Intermediaries	2.4
Food Products	2.4
Forest Products	1.8
Industrial Equipment	1.8
Conglomerates	1.8%
Nonferrous Metals/Minerals	1.7
Aerospace & Defense	1.7
Ecological Services & Equip.	1.6
Food Service	1.4
Food/Drug Retailers	1.3
Home Furnishings	1.2
Insurance	0.9
Drugs	0.9
Equipment Leasing	0.7
Surface Transport	0.7
Beverage & Tobacco	0.7
Clothing/Textiles	0.5
Farming/Agriculture	0.3
Air Transport	0.3
Broker/Dealer/Investment	0.3
Rail Industries	0.3
Cosmetics/Toiletries	0.3
Steel	0.1

(2)          Reflects the Trust’s investments as of April 30, 2007. Industries are shown as  a percentage of the Trust’s total investments. Portfolio information may not be representative of the Trust’s current or future investments and are subject to change due to active management.

Trust allocations(3)

By total investments

(3)          Trust Allocations are shown as a percentage of the Trust’s total investments, which represents 159.1% of the Trust’s net assets as of April 30, 2007. Trust statistics may not be representative of the Trust’s current or future investments and are subject to change due to active management.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior, Floating Rate Interests — 139.2%(1)
	Principal Amount	Borrower/Tranche Description	Value
	Aerospace and Defense — 2.6%
	DRS Technologies, Inc.
	$828,386	Term Loan, 6.86%, Maturing January 31, 2013	$830,561
	Evergreen International Aviation
	1,472,461	Term Loan, 8.83%, Maturing October 31, 2011	1,481,664
	Hawker Beechcraft Acquisition
	176,702	Term Loan, 5.25%, Maturing March 26, 2014	177,538
	2,088,298	Term Loan, 7.32%, Maturing March 26, 2014	2,098,180
	Hexcel Corp.
	1,386,641	Term Loan, 7.11%, Maturing March 1, 2012	1,391,840
	IAP Worldwide Services, Inc.
	962,813	Term Loan, 9.69%, Maturing December 30, 2012	965,069
	K&F Industries, Inc.
	1,385,545	Term Loan, 7.32%, Maturing November 18, 2012	1,387,927
	Spirit AeroSystems, Inc.
	1,622,010	Term Loan, 7.11%, Maturing December 31, 2011	1,631,134
	Standard Aero Holdings, Inc.
	1,220,448	Term Loan, 7.59%, Maturing August 24, 2012	1,222,737
	TransDigm, Inc.
	1,625,000	Term Loan, 7.35%, Maturing June 23, 2013	1,636,578
	Vought Aircraft Industries, Inc.
	2,138,729	Term Loan, 7.83%, Maturing December 17, 2011	2,157,443
	Wesco Aircraft Hardware Corp.
	1,164,229	Term Loan, 7.60%, Maturing September 29, 2013	1,173,689
	Wyle Laboratories, Inc.
	250,335	Term Loan, 8.11%, Maturing January 28, 2011	251,665
			$16,406,025
	Air Transport — 0.3%
	Northwest Airlines, Inc.
	$2,100,000	DIP Loan, 7.32%, Maturing August 21, 2008	$2,109,845
			$2,109,845
	Automotive — 6.4%
	AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 7.90%, Maturing June 25, 2012	$2,029,564
	Accuride Corp.
	2,024,423	Term Loan, 7.38%, Maturing January 31, 2012	2,038,762
	Affina Group, Inc.
	1,370,985	Term Loan, 8.36%, Maturing November 30, 2011	1,381,910
	AxleTech International Holding, Inc.
	1,750,000	Term Loan, 11.85%, Maturing April 21, 2013	1,767,500

	Principal Amount	Borrower/Tranche Description	Value
	Automotive (continued)
	CSA Acquisition Corp.
	$361,032	Term Loan, 7.88%, Maturing December 23, 2011	$363,232
	929,390	Term Loan, 7.88%, Maturing December 23, 2011	935,054
	493,750	Term Loan, 7.88%, Maturing December 23, 2012	497,453
	Dana Corp.
	2,350,000	Term Loan, 7.88%, Maturing March 30, 2008	2,357,894
	Dayco Products, LLC
	2,009,813	Term Loan, 7.85%, Maturing June 21, 2011	2,031,585
	Exide Technologies, Inc.
	600,067	Term Loan, 11.63%, Maturing May 5, 2010	630,821
	606,424	Term Loan, 11.63%, Maturing May 5, 2010	637,503
	Federal-Mogul Corp.
	2,915,607	Revolving Loan, 6.83%, Maturing July 1, 2007(2)	2,904,977
	Ford Motor Co.
	1,770,563	Term Loan, 8.36%, Maturing December 15, 2013	1,784,784
	General Motors Corp.
	1,446,375	Term Loan, 7.73%, Maturing November 29, 2013	1,459,483
	Goodyear Tire & Rubber Co.
	2,400,000	Term Loan, 7.10%, Maturing April 30, 2010	2,412,127
	1,000,000	Term Loan, 8.82%, Maturing March 1, 2011	1,006,000
	HLI Operating Co., Inc.
	1,788,705	Term Loan, 8.84%, Maturing June 3, 2009	1,798,394
	Keystone Automotive Operations, Inc.
	897,750	Term Loan, 8.54%, Maturing January 12, 2012	896,628
	Osprey Acquisitions, Ltd.
GBP	1,000,000	Term Loan, 7.79%, Maturing September 30, 2011	2,024,014
	R.J. Tower Corp.
	1,725,000	Revolving Loan, 9.94%, Maturing August 2, 2007	1,723,613
	The Hertz Corp.
	400,000	Term Loan, 5.35%, Maturing December 21, 2012	403,234
	2,234,400	Term Loan, 7.08%, Maturing December 21, 2012	2,252,467
	TriMas Corp.
	234,375	Term Loan, 8.07%, Maturing August 2, 2011	237,598
	1,010,547	Term Loan, 8.12%, Maturing August 2, 2013	1,024,442
	TRW Automotive, Inc.
	4,494,415	Term Loan, 6.94%, Maturing June 30, 2012	4,495,822
	United Components, Inc.
	1,346,629	Term Loan, 7.61%, Maturing June 30, 2010	1,355,045
			$40,449,906
	Beverage and Tobacco — 1.1%
	Constellation Brands, Inc.
	$1,583,333	Term Loan, 6.88%, Maturing June 5, 2013	$1,589,600
	Culligan International Co.
	770,580	Term Loan, 7.07%, Maturing September 30, 2011	771,785

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
Reynolds American, Inc.
$2,927,875	Term Loan, 7.11%, Maturing May 31, 2012	$2,951,925
Southern Wine & Spirits of America, Inc.
1,435,111	Term Loan, 6.85%, Maturing May 31, 2012	1,443,183
		$6,756,493
Brokers, Dealers, and Investment Houses — 0.3%
AmeriTrade Holding Corp.
$2,003,528	Term Loan, 6.82%, Maturing December 31, 2012	$2,010,310
		$2,010,310
Building and Development — 7.3%
Beacon Sales Acquisition, Inc.
$696,500	Term Loan, 7.35%, Maturing September 30, 2013	$698,241
BioMed Realty, L.P.
3,055,000	Term Loan, 7.57%, Maturing May 31, 2010	3,066,456
Brickman Group Holdings, Inc.
1,225,000	Term Loan, 7.40%, Maturing January 23, 2014	1,228,828
Building Materials Corp. of America
1,421,438	Term Loan, 8.19%, Maturing February 22, 2014	1,415,396
Capital Automotive (REIT)
1,232,598	Term Loan, 7.07%, Maturing December 16, 2010	1,244,715
Epco / Fantome, LLC
1,464,000	Term Loan, 7.98%, Maturing November 23, 2010	1,471,320
Formica Corp.
1,014,750	Term Loan, 8.34%, Maturing March 15, 2013	1,015,702
FT-FIN Acquisition, LLC
1,216,350	Term Loan, 6.83%, Maturing November 17, 2007(2)	1,219,391
Hovstone Holdings, LLC
1,425,127	Term Loan, 7.09%, Maturing February 28, 2009	1,403,750
Lanoga Corp.
1,240,648	Term Loan, 7.10%, Maturing June 29, 2013	1,230,568
LNR Property Corp.
2,800,000	Term Loan, 8.11%, Maturing July 3, 2011	2,819,499
Mattamy Funding Partnership
496,250	Term Loan, 7.63%, Maturing April 11, 2013	496,405
Mueller Group, Inc.
2,670,048	Term Loan, 7.35%, Maturing October 3, 2012	2,690,628
NCI Building Systems, Inc.
594,000	Term Loan, 6.82%, Maturing June 18, 2010	595,856
Nortek, Inc.
2,725,101	Term Loan, 7.36%, Maturing August 27, 2011	2,736,682
November 2005 Land Investors
396,647	Term Loan, 8.10%, Maturing May 9, 2011	395,656

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Panolam Industries Holdings, Inc.
$563,573	Term Loan, 8.10%, Maturing September 30, 2012	$565,334
PLY GEM Industries, Inc.
1,855,661	Term Loan, 8.10%, Maturing August 15, 2011	1,856,821
69,339	Term Loan, 8.10%, Maturing August 15, 2011	69,382
Realogy Corp.
689,394	Term Loan, 8.32%, Maturing September 1, 2014	692,964
2,560,606	Term Loan, 8.35%, Maturing September 1, 2014	2,573,867
Rubicon GSA II, LLC
2,350,000	Term Loan, 8.09%, Maturing July 31, 2008	2,350,000
South Edge, LLC
787,500	Term Loan, 7.38%, Maturing October 31, 2009	783,562
Stile Acquisition Corp.
1,169,452	Term Loan, 7.35%, Maturing April 6, 2013	1,146,246
Stile U.S. Acquisition Corp.
1,171,445	Term Loan, 7.35%, Maturing April 6, 2013	1,148,198
TE / Tousa Senior, LLC
1,575,000	Term Loan, 11.75%, Maturing August 1, 2008	1,564,499
Tousa / Kolter, LLC
1,380,000	Term Loan, 7.60%, Maturing January 7, 2008	1,381,725
TRU 2005 RE Holding Co.
4,100,000	Term Loan, 8.32%, Maturing December 9, 2008	4,137,798
United Subcontractors, Inc.
825,000	Term Loan, 12.62%, Maturing June 27, 2013	812,281
Wintergames Acquisition ULC
2,969,375	Term Loan, 7.42%, Maturing October 26, 2007	2,976,799
		$45,788,569
Business Equipment and Services — 10.6%
ACCO Brands Corp.
$1,307,450	Term Loan, 7.11%, Maturing August 17, 2012	$1,318,890
Activant Solutions, Inc.
721,446	Term Loan, 7.38%, Maturing May 1, 2013	721,446
Affiliated Computer Services
814,688	Term Loan, 7.32%, Maturing March 20, 2013	817,233
2,158,688	Term Loan, 7.32%, Maturing March 20, 2013	2,165,433
Affinion Group, Inc.
2,677,491	Term Loan, 7.86%, Maturing October 17, 2012	2,702,258
Allied Security Holdings, LLC
1,276,364	Term Loan, 8.35%, Maturing June 30, 2010	1,292,318
Buhrmann US, Inc.
3,091,590	Term Loan, 7.10%, Maturing December 31, 2010	3,104,151
DynCorp International, LLC
1,205,400	Term Loan, 7.63%, Maturing February 11, 2011	1,215,445

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Education Management, LLC
	$2,784,609	Term Loan, 7.38%, Maturing June 1, 2013	$2,798,532
	Gate Gourmet Borrower, LLC
	1,116,984	Term Loan, 8.09%, Maturing March 9, 2012	1,130,947
	183,333	Term Loan, 8.09%, Maturing March 9, 2012	180,583
	Info USA, Inc.
	617,203	Term Loan, 7.35%, Maturing February 14, 2012	619,518
	Language Line, Inc.
	2,246,421	Term Loan, 8.60%, Maturing June 11, 2011	2,268,534
	N.E.W. Holdings I, LLC
	770,000	Term Loan, 12.35%, Maturing February 8, 2014	782,512
	460,976	Term Loan, 7.60%, Maturing August 8, 2014	464,145
	Nielsen Finance, LLC
	6,890,375	Term Loan, 7.61%, Maturing August 9, 2013	6,958,562
	Protection One, Inc.
	909,749	Term Loan, 7.59%, Maturing March 31, 2012	913,445
	Quantum Corp.
	425,000	Term Loan, 9.34%, Maturing August 22, 2012	425,531
	Quintiles Transnational Corp.
	1,700,000	Term Loan, 9.35%, Maturing March 31, 2014	1,726,209
	Sabare, Inc.
	3,175,000	Term Loan, 7.61%, Maturing September 30, 2014	3,185,417
	Serena Software, Inc.
	517,500	Term Loan, 7.59%, Maturing March 10, 2013	520,993
	Sitel (Client Logic)
	1,995,594	Term Loan, 7.82%, Maturing January 29, 2014	2,010,561
	Sungard Data Systems, Inc.
	12,871,241	Term Loan, 7.36%, Maturing February 11, 2013	12,997,006
	TDS Investor Corp.
EUR	1,994,987	Term Loan, 6.66%, Maturing August 23, 2013	2,743,321
	2,741,328	Term Loan, 7.85%, Maturing August 23, 2013	2,768,429
	269,897	Term Loan, 7.85%, Maturing August 23, 2013	272,565
	Telcordia Technologies, Inc.
	2,679,093	Term Loan, 8.11%, Maturing September 15, 2012	2,652,303
	US Investigations Services, Inc.
	1,183,234	Term Loan, 7.85%, Maturing October 14, 2012	1,192,848
	1,541,537	Term Loan, 7.85%, Maturing October 14, 2013	1,554,062
	West Corp.
	3,441,375	Term Loan, 7.75%, Maturing October 24, 2013	3,470,197
	Williams Scotsman, Inc.
	750,000	Term Loan, 6.82%, Maturing June 27, 2010	749,766
	Worldspan, L.P.
	1,396,500	Term Loan, 8.60%, Maturing December 7, 2013	1,403,657
			$67,126,817

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television — 6.6%
Atlantic Broadband Finance, LLC
	$4,262,234	Term Loan, 7.60%, Maturing February 10, 2011	$4,311,518
Bragg Communications, Inc.
	1,023,750	Term Loan, 7.11%, Maturing August 31, 2011	1,028,229
Bresnan Broadband Holdings, LLC
	1,200,000	Term Loan, 9.84%, Maturing March 29, 2014	1,219,126
CSC Holdings, Inc.
	2,970,000	Term Loan, 7.08%, Maturing March 29, 2013	2,983,861
Insight Midwest Holdings, LLC
	5,325,000	Term Loan, 7.35%, Maturing April 6, 2014	5,358,697
Mediacom Broadband Group
	5,880,711	Term Loan, 7.10%, Maturing January 31, 2015	5,888,062
Mediacom Illinois, LLC
	2,777,788	Term Loan, 7.10%, Maturing January 31, 2015	2,781,260
NTL Investment Holdings, Ltd.
	2,492,490	Term Loan, 7.36%, Maturing March 30, 2012	2,507,291
GBP	530,337	Term Loan, 7.85%, Maturing March 30, 2012	1,065,059
GBP	269,663	Term Loan, 7.85%, Maturing March 30, 2012	541,555
Orion Cable GMBH
EUR	825,000	Term Loan, 6.62%, Maturing October 31, 2014	1,137,278
EUR	825,000	Term Loan, 7.22%, Maturing October 31, 2015	1,142,573
Persona Communications Corp.
	354,378	Term Loan, 8.10%, Maturing October 12, 2013	359,029
	570,622	Term Loan, 8.10%, Maturing October 12, 2013	578,112
	825,000	Term Loan, 11.35%, Maturing April 12, 2014	840,984
UGS Corp.
	2,203,138	Term Loan, 7.07%, Maturing March 31, 2012	2,204,515
UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 5.94%, Maturing June 30, 2009	5,560,246
	1,195,000	Term Loan, 7.37%, Maturing March 31, 2013	1,197,561
	1,195,000	Term Loan, 7.37%, Maturing December 31, 2013	1,197,561
			$41,902,517
Chemicals and Plastics — 9.0%
Basell Af S.A.R.L.
	$312,500	Term Loan, 7.57%, Maturing August 1, 2013	$316,553
	62,500	Term Loan, 7.57%, Maturing August 1, 2013	63,311
	312,500	Term Loan, 8.32%, Maturing August 1, 2014	316,553
	62,500	Term Loan, 8.32%, Maturing August 1, 2014	63,311
Brenntag Holding GmbH and Co. KG
	1,526,909	Term Loan, 7.89%, Maturing December 23, 2013	1,544,803
	373,091	Term Loan, 7.89%, Maturing December 23, 2013	377,638
	1,000,000	Term Loan, 11.89%, Maturing December 23, 2015	1,022,969
Celanese Holdings, LLC
	4,225,000	Term Loan, 7.10%, Maturing April 2, 2014	4,252,070

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Georgia Gulf Corp.
$934,453	Term Loan, 7.32%, Maturing October 3, 2013	$939,335
Hercules, Inc.
783,225	Term Loan, 6.82%, Maturing October 8, 2010	784,889
Hexion Specialty Chemicals, Inc.
4,509,055	Term Loan, 7.88%, Maturing May 5, 2013	4,546,926
979,495	Term Loan, 7.88%, Maturing May 5, 2013	987,722
INEOS Group
1,608,750	Term Loan, 7.58%, Maturing December 14, 2013	1,628,859
1,608,750	Term Loan, 8.08%, Maturing December 14, 2014	1,628,859
Innophos, Inc.
635,150	Term Loan, 7.57%, Maturing August 10, 2010	638,590
Invista B.V.
2,510,925	Term Loan, 6.85%, Maturing April 29, 2011	2,515,633
1,330,976	Term Loan, 6.85%, Maturing April 29, 2011	1,333,471
ISP Chemo, Inc.
2,178,000	Term Loan, 7.13%, Maturing February 16, 2013	2,193,751
Kranton Polymers, LLC
3,242,160	Term Loan, 7.38%, Maturing May 12, 2013	3,271,203
Lucite International Group Holdings
606,296	Term Loan, 8.07%, Maturing July 7, 2013	613,875
214,122	Term Loan, 8.07%, Maturing July 7, 2013(2)	216,799
Lyondell Chemical Co.
3,980,000	Term Loan, 6.86%, Maturing August 16, 2013	3,997,540
Momentive Performance Material
1,720,688	Term Loan, 7.63%, Maturing December 4, 2013	1,731,621
Mosaic Co.
1,414,854	Term Loan, 7.12%, Maturing December 21, 2012	1,423,991
Nalco Co.
5,411,119	Term Loan, 7.10%, Maturing November 4, 2010	5,447,595
PQ Corp.
1,251,343	Term Loan, 7.35%, Maturing February 10, 2012	1,256,036
Professional Paint, Inc.
719,563	Term Loan, 7.63%, Maturing May 31, 2012	715,965
350,000	Term Loan, 11.13%, Maturing May 31, 2013	346,500
Propex Fabrics, Inc.
832,057	Term Loan, 8.36%, Maturing July 31, 2012	833,097
Rockwood Specialties Group, Inc.
4,361,000	Term Loan, 7.36%, Maturing December 10, 2012	4,401,614
Solo Cup Co.
2,631,449	Term Loan, 8.85%, Maturing February 27, 2011	2,676,265
550,000	Term Loan, 11.57%, Maturing March 31, 2012	563,235
Solutia, Inc.
1,850,000	DIP Loan, 8.36%, Maturing March 31, 2008	1,871,993

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Wellman, Inc.
$2,250,000	Term Loan, 9.36%, Maturing February 10, 2009	$2,270,155
		$56,792,727
Clothing / Textiles — 0.2%
St. John Knits International, Inc.
$577,673	Term Loan, 8.35%, Maturing March 23, 2012	$582,005
The William Carter Co.
636,689	Term Loan, 6.85%, Maturing July 14, 2012	637,087
		$1,219,092
Conglomerates — 2.7%
Amsted Industries, Inc.
$1,720,078	Term Loan, 7.35%, Maturing October 15, 2010	$1,726,529
Blount, Inc.
342,154	Term Loan, 7.08%, Maturing August 9, 2010	342,582
Dundee Holding, Inc.
1,296,966	Term Loan, 8.11%, Maturing February 17, 2014	1,300,208
1,703,034	Term Loan, 8.61%, Maturing February 17, 2015	1,715,807
Euramax International, Inc.
606,508	Term Loan, 8.38%, Maturing June 28, 2012	606,508
501,316	Term Loan, 12.35%, Maturing June 28, 2013	497,400
248,684	Term Loan, 12.35%, Maturing June 28, 2013	246,741
GenTek, Inc.
548,564	Term Loan, 7.36%, Maturing February 25, 2011	550,792
Goodman Global Holdings, Inc.
887,827	Term Loan, 7.13%, Maturing December 23, 2011	890,786
Jarden Corp.
2,167,018	Term Loan, 7.10%, Maturing January 24, 2012	2,174,091
1,221,104	Term Loan, 7.10%, Maturing January 24, 2012	1,223,647
Johnson Diversey, Inc.
1,699,371	Term Loan, 7.86%, Maturing December 16, 2011	1,722,029
Polymer Group, Inc.
2,542,813	Term Loan, 7.59%, Maturing November 22, 2012	2,549,965
RBS Global, Inc.
296,250	Term Loan, 7.58%, Maturing July 19, 2013	298,796
Rexnord Corp.
1,329,918	Term Loan, 7.86%, Maturing July 19, 2013	1,341,347
		$17,187,228
Containers and Glass Products — 4.7%
Berry Plastics Corp.
$1,900,000	Term Loan, 7.32%, Maturing April 3, 2015	$1,908,016

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Bluegrass Container Co.
$377,150	Term Loan, 7.59%, Maturing June 30, 2013	$381,797
1,260,475	Term Loan, 7.59%, Maturing June 30, 2013	1,276,005
284,848	Term Loan, 10.32%, Maturing December 30, 2013	290,688
890,152	Term Loan, 10.32%, Maturing December 30, 2013	908,400
Consolidated Container Co.
1,000,000	Term Loan, 10.86%, Maturing September 28, 2014	995,000
Crown Americas, LLC
618,750	Term Loan, 7.11%, Maturing November 15, 2012	620,838
Graham Packaging Holdings Co.
4,250,000	Term Loan, 7.63%, Maturing October 7, 2011	4,280,991
Graphic Packaging International, Inc.
5,163,055	Term Loan, 7.83%, Maturing August 8, 2010	5,184,435
IPG (US), Inc.
1,959,945	Term Loan, 8.05%, Maturing July 28, 2011	1,967,295
JSG Acquisitions
1,845,000	Term Loan, 7.73%, Maturing December 31, 2013	1,864,603
1,845,000	Term Loan, 8.10%, Maturing December 13, 2014	1,873,828
Kranson Industries, Inc.
845,750	Term Loan, 7.60%, Maturing July 31, 2013	849,979
Owens-Brockway Glass Container
1,588,438	Term Loan, 6.82%, Maturing June 14, 2013	1,593,899
Smurfit-Stone Container Corp.
650,961	Term Loan, 5.22%, Maturing November 1, 2011	656,620
709,782	Term Loan, 7.38%, Maturing November 1, 2011	715,952
2,573,226	Term Loan, 7.38%, Maturing November 1, 2011	2,595,595
1,611,561	Term Loan, 7.38%, Maturing November 1, 2011	1,625,570
		$29,589,511
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
$900,000	Term Loan, 11.63%, Maturing July 31, 2014	$916,875
Prestige Brands, Inc.
1,710,507	Term Loan, 7.63%, Maturing April 7, 2011	1,721,198
		$2,638,073
Drugs — 1.4%
Graceway Pharmaceuticals, LLC
$988,000	Term Loan, 7.85%, Maturing December 29, 2011	$989,853
1,000,000	Term Loan, 11.35%, Maturing December 29, 2012	1,017,500
Pharmaceutical Holdings Corp.
675,000	Term Loan, 8.57%, Maturing January 30, 2012	676,688
Stiefel Laboratories, Inc.
756,531	Term Loan, 7.61%, Maturing December 28, 2013	764,096

	Principal Amount	Borrower/Tranche Description	Value
	Drugs (continued)
	$989,094	Term Loan, 7.61%, Maturing December 28, 2013	$998,985
	750,000	Term Loan, 10.36%, Maturing June 28, 2014	767,813
	Warner Chilcott Corp.
	743,872	Term Loan, 7.35%, Maturing January 18, 2012	748,388
	28,205	Term Loan, 7.35%, Maturing January 18, 2012	28,342
	2,709,423	Term Loan, 7.36%, Maturing January 18, 2012	2,725,872
			$8,717,537
	Ecological Services and Equipment — 2.5%
	Allied Waste Industries, Inc.
	$1,297,702	Term Loan, 5.33%, Maturing January 15, 2012	$1,305,488
	2,926,157	Term Loan, 7.10%, Maturing January 15, 2012	2,942,356
	Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.17%, Maturing April 1, 2015	1,388,846
	Duratek, Inc.
	589,387	Term Loan, 7.63%, Maturing June 7, 2013	595,281
	EnergySolutions, LLC
	62,107	Term Loan, 7.57%, Maturing June 7, 2013	62,728
	1,271,752	Term Loan, 7.63%, Maturing June 7, 2013	1,284,469
	Environmental Systems, Inc.
	901,150	Term Loan, 10.75%, Maturing December 12, 2008	898,897
	2,500,000	Term Loan, 17.25%, Maturing December 12, 2010	1,406,250
	IESI Corp.
	970,588	Term Loan, 7.11%, Maturing January 20, 2012	973,621
	Kemble Water Structure, Ltd.
GBP	1,250,000	Term Loan, 9.33%, Maturing October 13, 2013	2,526,026
	Sensus Metering Systems, Inc.
	250,109	Term Loan, 7.36%, Maturing December 17, 2010	251,359
	2,308,696	Term Loan, 7.36%, Maturing December 17, 2010	2,320,239
			$15,955,560
	Electronics / Electrical — 4.2%
	Advanced Micro Devices, Inc.
	$1,850,625	Term Loan, 7.34%, Maturing December 31, 2013	$1,855,671
	AMI Semiconductor, Inc.
	1,822,381	Term Loan, 6.82%, Maturing April 1, 2012	1,817,825
	Aspect Software, Inc.
	2,014,875	Term Loan, 8.31%, Maturing July 11, 2011	2,035,864
	1,800,000	Term Loan, 12.44%, Maturing July 11, 2013	1,813,500
	Communications & Power, Inc.
	425,926	Term Loan, 7.57%, Maturing July 23, 2010	427,789
	EnerSys Capital, Inc.
	1,069,819	Term Loan, 7.11%, Maturing March 17, 2011	1,076,505
	Epicor Software Corp.
	352,500	Term Loan, 8.25%, Maturing March 30, 2012	354,042

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
FCI International S.A.S.
$216,536	Term Loan, 7.74%, Maturing November 1, 2013	$219,288
208,464	Term Loan, 7.87%, Maturing November 1, 2013	211,113
216,536	Term Loan, 8.62%, Maturing November 1, 2013	218,701
208,464	Term Loan, 8.62%, Maturing November 1, 2013	210,549
Freescale Semiconductor, Inc.
4,314,188	Term Loan, 7.11%, Maturing December 1, 2013	4,326,435
Infor Enterprise Solutions Holdings
2,631,775	Term Loan, 9.10%, Maturing July 28, 2012	2,654,145
1,373,100	Term Loan, 9.10%, Maturing July 28, 2012	1,381,682
Open Solutions, Inc.
2,100,000	Term Loan, 7.49%, Maturing January 23, 2014	2,110,500
Sensata Technologies Finance Co.
1,791,487	Term Loan, 7.10%, Maturing April 27, 2013	1,792,657
TTM Technologies, Inc.
421,875	Term Loan, 7.59%, Maturing October 27, 2012	423,457
VeriFone, Inc.
1,546,125	Term Loan, 7.11%, Maturing October 31, 2013	1,559,654
Vertafore, Inc.
1,000,000	Term Loan, 7.82%, Maturing January 31, 2012	1,005,938
850,000	Term Loan, 11.36%, Maturing January 31, 2013	850,000
		$26,345,315
Equipment Leasing — 1.1%
AWAS Capital, Inc.
$2,254,304	Term Loan, 11.38%, Maturing March 22, 2013	$2,288,119
Maxim Crane Works, L.P.
1,033,059	Term Loan, 7.33%, Maturing January 28, 2010	1,034,996
United Rentals, Inc.
1,121,250	Term Loan, 5.32%, Maturing February 14, 2011	1,127,674
2,463,396	Term Loan, 7.32%, Maturing February 14, 2011	2,477,509
		$6,928,298
Farming / Agriculture — 0.5%
BF Bolthouse HoldCo, LLC
$1,150,000	Term Loan, 10.85%, Maturing December 16, 2013	$1,166,531
Central Garden & Pet Co.
2,054,250	Term Loan, 6.82%, Maturing February 28, 2014	2,057,781
		$3,224,312
Financial Intermediaries — 2.0%
AIMCO Properties, L.P.
$2,300,000	Term Loan, 6.86%, Maturing March 23, 2011	$2,305,750

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Citgo III, Ltd.
$250,000	Term Loan, 8.11%, Maturing August 3, 2013	$251,953
250,000	Term Loan, 8.61%, Maturing August 3, 2014	252,813
Coinstar, Inc.
522,125	Term Loan, 7.35%, Maturing July 7, 2011	525,062
Grosvenor Capital Management
1,546,125	Term Loan, 7.60%, Maturing December 5, 2013	1,563,519
Investools, Inc.
450,000	Term Loan, 8.60%, Maturing August 13, 2012	451,125
iPayment, Inc.
940,500	Term Loan, 7.34%, Maturing May 10, 2013	941,088
LPL Holdings, Inc.
3,588,818	Term Loan, 7.85%, Maturing June 30, 2013	3,638,724
Oxford Acquisition III, Ltd.
1,250,000	Term Loan, 7.74%, Maturing September 20, 2013	1,262,480
The Macerich Partnership, L.P.
1,210,000	Term Loan, 6.88%, Maturing April 25, 2010	1,212,269
		$12,404,783
Food Products — 3.6%
Acosta, Inc.
$3,078,616	Term Loan, 7.57%, Maturing July 28, 2013	$3,106,194
Chiquita Brands, LLC
1,169,175	Term Loan, 8.38%, Maturing June 28, 2012	1,184,520
Dean Foods Co.
3,475,000	Term Loan, 6.88%, Maturing April 2, 2014	3,484,911
Dole Food Company, Inc.
162,791	Term Loan, 5.23%, Maturing April 12, 2013	162,813
1,208,721	Term Loan, 7.46%, Maturing April 12, 2013	1,208,889
362,616	Term Loan, 7.54%, Maturing April 12, 2013	362,667
Michael Foods, Inc.
3,152,042	Term Loan, 7.36%, Maturing November 21, 2010	3,165,177
National Dairy Holdings, L.P.
729,143	Term Loan, 7.32%, Maturing March 15, 2012	730,510
Pinnacle Foods Finance, LLC
3,775,000	Term Loan, 8.10%, Maturing April 2, 2014	3,805,200
QCE Finance, LLC
1,244,366	Term Loan, 7.60%, Maturing May 5, 2013	1,250,587
950,000	Term Loan, 11.10%, Maturing November 5, 2013	967,615
Reddy Ice Group, Inc.
1,970,000	Term Loan, 7.11%, Maturing August 9, 2012	1,975,542
Sturm Foods, Inc.
1,150,000	Term Loan, 7.94%, Maturing January 31, 2014	1,154,073
		$22,558,698

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Food Service — 2.0%
	AFC Enterprises, Inc.
	$466,641	Term Loan, 7.13%, Maturing May 23, 2009	$470,141
	Aramark Corp.
GBP	997,500	Term Loan, 7.71%, Maturing January 27, 2014	2,004,825
	Buffets, Inc.
	186,667	Term Loan, 5.26%, Maturing May 1, 2013	188,242
	1,409,800	Term Loan, 8.36%, Maturing November 1, 2013	1,421,696
	Burger King Corp.
	1,110,080	Term Loan, 6.88%, Maturing June 30, 2012	1,114,319
	CBRL Group, Inc.
	1,772,182	Term Loan, 6.86%, Maturing April 27, 2013	1,776,428
	Denny's, Inc.
	133,333	Term Loan, 7.32%, Maturing March 31, 2012	134,625
	803,783	Term Loan, 7.35%, Maturing March 31, 2012	811,570
	Krispy Kreme Doughnut Corp.
	483,000	Term Loan, 8.36%, Maturing February 16, 2014	487,981
	NPC International, Inc.
	395,833	Term Loan, 7.10%, Maturing May 3, 2013	396,823
	Nutro Products, Inc.
	460,144	Term Loan, 7.35%, Maturing April 26, 2013	460,575
	RMK Acquisition Corp. (Aramark)
	115,496	Term Loan, 5.20%, Maturing January 26, 2014	116,172
	1,611,985	Term Loan, 7.48%, Maturing January 26, 2014	1,621,418
	Sagittarius Restaurants, LLC
	396,000	Term Loan, 7.62%, Maturing March 29, 2013	398,228
	Sbarro, Inc.
	1,000,000	Term Loan, 7.85%, Maturing January 31, 2014	1,010,417
			$12,413,460
	Food / Drug Retailers — 1.8%
	General Nutrition Centers, Inc.
	$1,050,000	Term Loan, 7.60%, Maturing September 16, 2013	$1,049,606
	Roundy's Supermarkets, Inc.
	3,382,273	Term Loan, 8.09%, Maturing November 3, 2011	3,414,827
	Supervalu, Inc.
	1,485,000	Term Loan, 6.84%, Maturing June 1, 2012	1,492,847
	The Jean Coutu Group (PJC), Inc.
	4,329,371	Term Loan, 7.88%, Maturing July 30, 2011	4,339,779
	The Pantry, Inc.
	790,000	Term Loan, 7.07%, Maturing January 2, 2012	791,975
			$11,089,034
	Forest Products — 2.8%
	Appleton Papers, Inc.
	$1,530,965	Term Loan, 7.60%, Maturing June 11, 2010	$1,534,793

Principal Amount	Borrower/Tranche Description	Value
Forest Products (continued)
Boise Cascade Holdings, LLC
$2,363,411	Term Loan, 6.82%, Maturing October 29, 2011	$2,374,288
Buckeye Technologies, Inc.
1,622,822	Term Loan, 7.33%, Maturing April 15, 2010	1,625,864
Georgia-Pacific Corp.
8,739,375	Term Loan, 7.09%, Maturing December 20, 2012	8,792,388
NewPage Corp.
1,842,516	Term Loan, 7.63%, Maturing May 2, 2011	1,860,941
Xerium Technologies, Inc.
1,260,977	Term Loan, 8.10%, Maturing May 18, 2012	1,264,129
		$17,452,403
Healthcare — 10.7%
Accellent, Inc.
$1,343,100	Term Loan, 7.86%, Maturing November 22, 2012	$1,342,820
Alliance Imaging, Inc.
1,066,583	Term Loan, 7.88%, Maturing December 29, 2011	1,072,450
American Medical Systems
1,572,898	Term Loan, 7.68%, Maturing July 20, 2012	1,574,864
AmeriPath, Inc.
861,300	Term Loan, 7.36%, Maturing October 31, 2012	862,161
AMN Healthcare, Inc.
378,714	Term Loan, 7.10%, Maturing November 2, 2011	379,897
AMR HoldCo, Inc.
1,893,706	Term Loan, 7.38%, Maturing February 10, 2012	1,901,401
Carl Zeiss Vision Holding GmbH
1,300,000	Term Loan, 7.84%, Maturing March 23, 2015	1,321,938
Community Health Systems, Inc.
7,060,434	Term Loan, 7.10%, Maturing August 19, 2011	7,086,360
1,990,000	Term Loan, 7.10%, Maturing February 29, 2012	1,997,307
Concentra Operating Corp.
935,592	Term Loan, 7.33%, Maturing September 30, 2011	939,100
CONMED Corp.
774,074	Term Loan, 7.07%, Maturing April 13, 2013	774,558
CRC Health Corp.
497,500	Term Loan, 7.85%, Maturing February 6, 2013	500,609
495,013	Term Loan, 7.85%, Maturing February 6, 2013	498,106
Davita, Inc.
5,047,997	Term Loan, 6.84%, Maturing October 5, 2012	5,068,507
DJ Orthopedics, LLC
327,250	Term Loan, 6.88%, Maturing April 7, 2013	327,250
Emdeon Business Services, LLC
1,709,264	Term Loan, 7.60%, Maturing November 16, 2013	1,718,878
Encore Medical Finance, LLC
1,817,757	Term Loan, 7.88%, Maturing November 3, 2013	1,824,006

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
FGX International, Inc.
$594,000	Term Loan, 9.35%, Maturing December 12, 2012	$595,485
FHC Health Systems, Inc.
395,682	Term Loan, 12.11%, Maturing December 18, 2009	407,552
276,977	Term Loan, 14.11%, Maturing December 18, 2009	283,902
500,000	Term Loan, 15.11%, Maturing February 7, 2011	512,500
Fresenius Medical Care Holdings
2,742,275	Term Loan, 6.73%, Maturing March 31, 2013	2,743,048
Hanger Orthopedic Group, Inc.
719,567	Term Loan, 7.60%, Maturing May 30, 2013	723,471
HCA, Inc.
6,758,063	Term Loan, 7.60%, Maturing November 18, 2013	6,836,598
Health Management Association, Inc.
2,500,000	Term Loan, 7.10%, Maturing February 28, 2014	2,512,760
HealthSouth Corp.
2,609,062	Term Loan, 7.85%, Maturing March 10, 2013	2,630,261
Ikaria Acquisition, Inc.
630,638	Term Loan, 7.84%, Maturing March 28, 2013	634,580
Invacare Corp.
1,022,438	Term Loan, 7.60%, Maturing February 12, 2013	1,028,828
Kinetic Concepts, Inc.
1,068,801	Term Loan, 6.85%, Maturing October 3, 2009	1,071,139
Leiner Health Products, Inc.
967,638	Term Loan, 8.58%, Maturing May 27, 2011	960,985
LifeCare Holdings, Inc.
861,875	Term Loan, 7.60%, Maturing August 11, 2012	856,057
LifePoint Hospitals, Inc.
3,816,851	Term Loan, 6.99%, Maturing April 15, 2012	3,811,962
Magellan Health Services, Inc.
1,111,111	Term Loan, 5.20%, Maturing August 15, 2008	1,113,889
694,444	Term Loan, 7.10%, Maturing August 15, 2008	696,181
Matria Healthcare, Inc.
162,837	Term Loan, 7.35%, Maturing January 19, 2012	163,651
MultiPlan Merger Corp.
907,788	Term Loan, 7.82%, Maturing April 12, 2013	915,164
MultiPlan, Inc.
605,944	Term Loan, 7.82%, Maturing April 12, 2013	610,868
National Mentor Holdings, Inc.
61,600	Term Loan, 5.32%, Maturing June 29, 2013	61,850
1,030,612	Term Loan, 7.35%, Maturing June 29, 2013	1,034,799
National Rental Institutes, Inc.
868,438	Term Loan, 7.63%, Maturing March 31, 2013	869,795
RadNet Management, Inc.
548,625	Term Loan, 8.83%, Maturing November 15, 2012	551,368
Renal Advantage, Inc.
344,859	Term Loan, 7.85%, Maturing October 5, 2012	348,308

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Select Medical Holding Corp.
$2,154,793	Term Loan, 7.36%, Maturing February 24, 2012	$2,151,242
Sunrise Medical Holdings, Inc.
675,653	Term Loan, 8.88%, Maturing May 13, 2010	668,897
Vanguard Health Holding Co., LLC
2,187,634	Term Loan, 7.60%, Maturing September 23, 2011	2,204,496
VWR International, Inc.
1,496,614	Term Loan, 7.61%, Maturing April 7, 2011	1,506,436
		$67,696,284
Home Furnishings — 1.8%
Interline Brands, Inc.
$995,736	Term Loan, 7.07%, Maturing June 23, 2013	$997,603
688,777	Term Loan, 7.07%, Maturing June 23, 2013	690,069
Knoll, Inc.
1,635,118	Term Loan, 7.10%, Maturing October 3, 2012	1,644,520
National Bedding Co., LLC
498,750	Term Loan, 7.35%, Maturing August 31, 2011	499,872
550,000	Term Loan, 10.36%, Maturing August 31, 2012	560,313
Sealy Mattress Co.
2,989,286	Term Loan, 6.61%, Maturing August 25, 2011	2,964,998
Simmons Co.
2,889,682	Term Loan, 7.43%, Maturing December 19, 2011	2,907,743
1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	990,833
		$11,255,951
Industrial Equipment — 2.7%
Aearo Technologies, Inc.
$400,000	Term Loan, 11.85%, Maturing September 24, 2013	$407,000
Alliance Laundry Holdings, LLC
851,394	Term Loan, 7.57%, Maturing January 27, 2012	858,311
Douglas Dynamics Holdings, Inc.
857,241	Term Loan, 7.10%, Maturing December 16, 2010	850,811
Flowserve Corp.
2,000,288	Term Loan, 6.88%, Maturing August 10, 2012	2,005,538
Foamex L.P.
1,788,235	Term Loan, 7.60%, Maturing February 12, 2013	1,794,195
FR Brand Acquisition Corp.
500,000	Term Loan, 11.38%, Maturing February 7, 2015	505,313
Generac Acquisition Corp.
1,782,000	Term Loan, 7.85%, Maturing November 7, 2013	1,784,673
500,000	Term Loan, 11.35%, Maturing April 7, 2014	500,209
Gleason Corp.
583,030	Term Loan, 7.60%, Maturing June 30, 2013	587,950
400,000	Term Loan, 10.88%, Maturing December 31, 2013	404,500

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
John Maneely Co.
$3,125,374	Term Loan, 8.61%, Maturing December 8, 2013	$3,135,141
Kion Group GMBH
250,000	Term Loan, 7.58%, Maturing December 23, 2014	253,404
250,000	Term Loan, 7.83%, Maturing December 23, 2015	254,654
PP Acquisition Corp.
2,471,701	Term Loan, 8.32%, Maturing November 12, 2011	2,484,059
Terex Corp.
719,563	Term Loan, 7.10%, Maturing July 13, 2013	722,261
TFS Acquisition Corp.
696,500	Term Loan, 8.85%, Maturing August 11, 2013	701,724
		$17,249,743
Insurance — 1.4%
Applied Systems, Inc.
$1,343,250	Term Loan, 7.85%, Maturing September 26, 2013	$1,351,226
ARG Holding, Inc.
1,250,000	Term Loan, 12.63%, Maturing November 30, 2012	1,269,531
CCC Information Services Group
630,778	Term Loan, 7.85%, Maturing February 10, 2013	634,523
Conseco, Inc.
2,761,125	Term Loan, 7.32%, Maturing October 10, 2013	2,777,521
Crawford and Company
1,326,333	Term Loan, 7.85%, Maturing October 31, 2013	1,337,110
U.S.I. Holdings Corp.
223,875	Term Loan, 7.57%, Maturing March 24, 2011	224,155
1,389,786	Term Loan, 7.57%, Maturing March 24, 2011	1,391,523
		$8,985,589
Leisure Goods / Activities / Movies — 9.2%
24 Hour Fitness Worldwide, Inc.
$1,658,250	Term Loan, 7.85%, Maturing June 8, 2012	$1,669,650
Alliance Atlantis Communications, Inc.
612,500	Term Loan, 6.82%, Maturing December 31, 2011	612,787
AMC Entertainment, Inc.
1,851,563	Term Loan, 7.07%, Maturing January 26, 2013	1,862,598
AMF Bowling Worldwide, Inc.
1,065,722	Term Loan, 8.32%, Maturing August 27, 2009	1,073,049
Bombardier Recreational Product
1,822,785	Term Loan, 7.86%, Maturing June 28, 2013	1,837,026
Butterfly Wendel US, Inc.
300,000	Term Loan, 8.08%, Maturing June 22, 2013	304,859
300,000	Term Loan, 7.83%, Maturing June 22, 2014	303,359
Carmike Cinemas, Inc.
997,487	Term Loan, 8.59%, Maturing May 19, 2012	1,009,244

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Cedar Fair, L.P.
$4,024,612	Term Loan, 7.32%, Maturing August 30, 2012	$4,067,374
Cinemark, Inc.
3,631,750	Term Loan, 7.13%, Maturing October 5, 2013	3,650,414
Deluxe Entertainment Services
867,188	Term Loan, 8.35%, Maturing January 28, 2011	914,883
Easton-Bell Sports, Inc.
1,292,611	Term Loan, 7.07%, Maturing March 16, 2012	1,295,439
Fender Musical Instruments Co.
705,000	Term Loan, 11.36%, Maturing October 1, 2012	722,625
Mega Blocks, Inc.
1,621,125	Term Loan, 7.13%, Maturing July 26, 2012	1,620,619
Metro-Goldwyn-Mayer Holdings, Inc.
7,976,869	Term Loan, 8.60%, Maturing April 8, 2012	7,994,944
National Cinemedia, LLC
750,000	Term Loan, 7.09%, Maturing February 13, 2015	751,373
Regal Cinemas Corp.
4,029,751	Term Loan, 7.10%, Maturing November 10, 2010	4,047,381
Revolution Studios
1,564,563	Term Loan, 9.07%, Maturing December 21, 2014	1,576,298
Revolution Studios Distribution Co., LLC
800,000	Term Loan, 12.32%, Maturing June 21, 2015	808,000
Six Flags Theme Parks, Inc.
7,704,752	Term Loan, 8.60%, Maturing June 30, 2009	7,765,750
Southwest Sports Group, LLC
1,875,000	Term Loan, 7.88%, Maturing December 22, 2010	1,875,587
Universal City Development Partners, Ltd.
1,721,345	Term Loan, 7.36%, Maturing June 9, 2011	1,732,104
WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	855,750
9,781,178	Term Loan, 7.36%, Maturing February 28, 2011	9,831,307
		$58,182,420
Lodging and Casinos — 4.0%
Ameristar Casinos, Inc.
$1,086,250	Term Loan, 6.82%, Maturing November 10, 2012	$1,087,065
Bally Technologies, Inc.
4,866,622	Term Loan, 8.61%, Maturing September 5, 2009	4,915,288
CCM Merger, Inc.
2,445,221	Term Loan, 7.35%, Maturing April 25, 2012	2,458,975
Fairmont Hotels and Resorts, Inc.
525,229	Term Loan, 8.57%, Maturing May 12, 2011	529,825
Isle of Capri Casinos, Inc.
2,223,812	Term Loan, 7.07%, Maturing February 4, 2012	2,241,047
Penn National Gaming, Inc.
6,471,450	Term Loan, 7.11%, Maturing October 3, 2012	6,524,031

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Pinnacle Entertainment, Inc.
$700,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	$700,984
625,000	Term Loan, 7.32%, Maturing December 14, 2011	630,534
Venetian Casino Resort, LLC
3,433,304	Term Loan, 7.09%, Maturing June 15, 2011	3,450,800
707,898	Term Loan, 7.09%, Maturing June 15, 2011	711,506
VML US Finance, LLC
441,667	Term Loan, 8.10%, Maturing May 25, 2012(2)	444,565
883,333	Term Loan, 7.60%, Maturing May 25, 2013	893,271
Wimar Opco, LLC
717,904	Term Loan, 7.85%, Maturing January 3, 2012	726,205
		$25,314,096
Nonferrous Metals / Minerals — 2.4%
Almatis Holdings 5 BV
$306,429	Term Loan, 7.86%, Maturing December 21, 2013	$309,996
325,000	Term Loan, 8.36%, Maturing December 21, 2014	330,256
Alpha Natural Resources, LLC
864,062	Term Loan, 7.10%, Maturing October 26, 2012	867,168
Carmeuse Lime, Inc.
559,152	Term Loan, 7.13%, Maturing May 2, 2011	560,550
Freeport-McMoran Copper and Gold
4,736,040	Term Loan, 7.07%, Maturing March 19, 2014	4,755,491
Magnequench International, Inc.
886,795	Term Loan, 8.31%, Maturing August 31, 2009	886,795
Magnum Coal Co.
186,364	Term Loan, 8.57%, Maturing March 15, 2013	186,597
1,845,000	Term Loan, 8.57%, Maturing March 15, 2013	1,847,306
Murray Energy Corp.
911,400	Term Loan, 8.36%, Maturing January 28, 2010	922,793
Novelis, Inc.
2,908,765	Term Loan, 7.61%, Maturing January 6, 2012	2,917,854
Thompson Creek Metals Co.
1,449,703	Term Loan, 10.11%, Maturing October 26, 2012	1,475,073
		$15,059,879
Oil and Gas — 2.8%
Concho Resources, Inc.
$2,025,000	Term Loan, 8.60%, Maturing March 27, 2012	$2,028,797
El Paso Corp.
1,350,000	Term Loan, 5.23%, Maturing July 31, 2011	1,358,227
EPCO Holdings, Inc.
410,749	Term Loan, 7.03%, Maturing August 18, 2008	411,177
1,867,195	Term Loan, 7.18%, Maturing August 18, 2010	1,888,201

	Principal Amount	Borrower/Tranche Description	Value
	Oil and Gas (continued)
	Goldking Energy Corp.
	$997,500	Term Loan, 10.32%, Maturing December 20, 2011(4)	$1,003,784
	Key Energy Services, Inc.
	1,180,062	Term Loan, 7.83%, Maturing June 30, 2012	1,187,438
	Mach General, LLC
	67,969	Term Loan, 7.35%, Maturing February 22, 2013	68,064
	655,389	Term Loan, 7.36%, Maturing February 22, 2014	656,044
	Niska Gas Storage
	153,130	Term Loan, 7.07%, Maturing May 13, 2011	153,608
	248,485	Term Loan, 7.07%, Maturing May 13, 2011	249,261
	226,058	Term Loan, 7.09%, Maturing May 13, 2011	226,765
	1,303,907	Term Loan, 7.09%, Maturing May 12, 2013	1,307,982
	Petroleum Geo-Services ASA
	680,717	Term Loan, 7.60%, Maturing December 16, 2012	686,163
	Primary Natural Resources, Inc.
	1,534,500	Term Loan, 9.32%, Maturing July 28, 2010(4)	1,522,991
	Targa Resources, Inc.
	1,365,968	Term Loan, 5.23%, Maturing October 31, 2012	1,376,960
	2,239,922	Term Loan, 7.36%, Maturing October 31, 2012	2,257,946
	W&T Offshore, Inc.
	1,450,000	Term Loan, 7.60%, Maturing May 26, 2010	1,461,781
			$17,845,189
	Publishing — 8.3%
	American Media Operations, Inc.
	$4,275,000	Term Loan, 8.59%, Maturing January 31, 2013	$4,306,173
	CBD Media, LLC
	1,738,821	Term Loan, 7.82%, Maturing December 31, 2009	1,751,137
	Dex Media East, LLC
	4,825,750	Term Loan, 6.85%, Maturing May 8, 2009	4,830,137
	Dex Media West, LLC
	2,852,342	Term Loan, 6.85%, Maturing March 9, 2010	2,857,334
	GateHouse Media Operating, Inc.
	600,000	Term Loan, 7.10%, Maturing August 28, 2014	597,563
	1,350,000	Term Loan, 7.11%, Maturing August 28, 2014	1,344,516
	Idearc, Inc.
	7,456,313	Term Loan, 7.35%, Maturing November 17, 2014	7,514,367
	MediaNews Group, Inc.
	967,688	Term Loan, 7.09%, Maturing August 2, 2013	968,696
	Mediannuaire Holding
EUR	500,000	Term Loan, 8.14%, Maturing April 10, 2016	704,362
	Merrill Communications, LLC
	1,297,266	Term Loan, 7.58%, Maturing February 9, 2009	1,304,360
	1,000,000	Term Loan, 11.82%, Maturing November 15, 2013	1,007,500

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Nebraska Book Co., Inc.
$1,404,857	Term Loan, 7.83%, Maturing March 4, 2011	$1,417,149
Philadelphia Newspapers, LLC
717,108	Term Loan, 8.10%, Maturing June 29, 2013	721,441
R.H. Donnelley Corp.
54,667	Term Loan, 6.57%, Maturing December 31, 2009	54,556
3,237,949	Term Loan, 6.85%, Maturing June 30, 2010	3,244,121
Reader's Digest Association
3,300,000	Term Loan, 7.38%, Maturing March 2, 2014	3,308,250
Riverdeep Interactive Learning USA, Inc.
1,945,091	Term Loan, 8.10%, Maturing December 20, 2013	1,960,200
SGS International, Inc.
691,250	Term Loan, 7.86%, Maturing December 30, 2011	696,866
Source Media, Inc.
1,744,449	Term Loan, 7.60%, Maturing November 8, 2011	1,762,984
SP Newsprint Co.
3,866,667	Term Loan, 5.32%, Maturing January 9, 2010	3,888,417
Sun Media Corp.
1,157,012	Term Loan, 7.11%, Maturing February 7, 2009	1,160,267
Valassis Communications, Inc.
525,000	Term Loan, 7.10%, Maturing March 2, 2014	526,203
Xsys US, Inc.
1,872,229	Term Loan, 7.82%, Maturing September 27, 2013	1,897,973
1,896,271	Term Loan, 8.32%, Maturing September 27, 2014	1,922,345
Yell Group, PLC
2,600,000	Term Loan, 7.32%, Maturing February 10, 2013	2,623,343
		$52,370,260
Radio and Television — 6.3%
ALM Media Holdings, Inc.
$1,099,070	Term Loan, 7.85%, Maturing March 4, 2010	$1,102,333
Block Communications, Inc.
839,375	Term Loan, 7.35%, Maturing December 22, 2011	840,949
Cequel Communications, LLC
1,550,000	Term Loan, 9.86%, Maturing May 5, 2014	1,607,883
3,156,382	Term Loan, 11.36%, Maturing May 5, 2014	3,289,964
CMP KC, LLC
981,188	Term Loan, 9.38%, Maturing May 5, 2013	987,320
CMP Susquehanna Corp.
1,339,500	Term Loan, 7.36%, Maturing May 5, 2013	1,348,542
Cumulus Media, Inc.
1,380,110	Term Loan, 7.32%, Maturing June 7, 2013	1,389,598
DirecTV Holdings, LLC
3,061,456	Term Loan, 6.82%, Maturing April 13, 2013	3,074,501

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Emmis Operating Co.
	$825,000	Term Loan, 7.35%, Maturing November 2, 2013	$831,265
	Entravision Communications Corp.
	1,305,125	Term Loan, 6.85%, Maturing September 29, 2013	1,310,563
	Gray Television, Inc.
	1,262,250	Term Loan, 6.58%, Maturing January 19, 2015(2)	1,262,645
	HEI Acquisition, LLC
	1,925,000	Term Loan, 9.36%, Maturing April 13, 2014	1,915,375
	HIT Entertainment, Inc.
	1,009,625	Term Loan, 7.32%, Maturing March 20, 2012	1,016,882
	Intelsat Bermuda, Ltd.
	1,075,000	Term Loan, 7.86%, Maturing February 1, 2014	1,080,183
	Intelsat Subsidiary Holding Co.
	970,125	Term Loan, 7.35%, Maturing July 3, 2013	978,007
	NEP II, Inc.
	625,000	Term Loan, 7.60%, Maturing February 16, 2014	629,394
	Nexstar Broadcasting, Inc.
	1,804,119	Term Loan, 7.10%, Maturing October 1, 2012	1,803,132
	1,709,236	Term Loan, 7.10%, Maturing October 1, 2012	1,708,301
	NextMedia Operating, Inc.
	283,514	Term Loan, 7.32%, Maturing November 15, 2012	283,939
	126,005	Term Loan, 7.32%, Maturing November 15, 2012	126,194
	PanAmSat Corp.
	2,462,625	Term Loan, 7.35%, Maturing January 3, 2014	2,484,712
	Paxson Communications Corp.
	2,500,000	Term Loan, 8.61%, Maturing January 15, 2012	2,559,375
	Raycom TV Broadcasting, LLC
	2,788,329	Term Loan, 6.88%, Maturing August 28, 2013	2,786,587
	SFX Entertainment
	1,382,500	Term Loan, 8.09%, Maturing June 21, 2013	1,389,413
	Tyrol Acquisition 2 SAS
EUR	800,000	Term Loan, 6.09%, Maturing January 19, 2015	1,106,618
EUR	800,000	Term Loan, 6.59%, Maturing January 19, 2016	1,111,248
	Young Broadcasting, Inc.
	722,138	Term Loan, 7.88%, Maturing November 3, 2012	726,200
	990,000	Term Loan, 7.88%, Maturing November 3, 2012	995,569
			$39,746,692
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
	$2,009,812	Term Loan, 7.07%, Maturing March 30, 2008	$2,017,349
			$2,017,349

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) — 4.4%
Advantage Sales & Marketing, Inc.
$836,223	Term Loan, 7.36%, Maturing March 29, 2013	$838,313
American Achievement Corp.
425,961	Term Loan, 7.72%, Maturing March 25, 2011	429,068
Amscan Holdings, Inc.
1,410,750	Term Loan, 8.38%, Maturing December 23, 2012	1,423,536
Coinmach Laundry Corp.
3,482,346	Term Loan, 7.88%, Maturing December 19, 2012	3,510,097
Cumberland Farms, Inc.
1,567,125	Term Loan, 7.35%, Maturing September 29, 2013	1,579,858
Hanesbrands, Inc.
1,666,929	Term Loan, 7.11%, Maturing September 5, 2013	1,678,484
850,000	Term Loan, 9.11%, Maturing March 5, 2014	871,914
Harbor Freight Tools USA, Inc.
1,801,440	Term Loan, 7.61%, Maturing July 15, 2010	1,816,451
Home Interiors & Gifts, Inc.
1,009,722	Term Loan, 10.35%, Maturing March 31, 2011	729,524
Josten's Corp.
3,417,787	Term Loan, 7.33%, Maturing October 4, 2011	3,439,149
Mapco Express, Inc.
541,505	Term Loan, 8.07%, Maturing April 28, 2011	544,890
Mauser Werke GMBH & Co. KG
1,175,000	Term Loan, 8.09%, Maturing December 3, 2011	1,182,344
Neiman Marcus Group, Inc.
839,241	Term Loan, 7.35%, Maturing April 5, 2013	847,633
Oriental Trading Co., Inc.
1,125,000	Term Loan, 11.36%, Maturing January 31, 2013	1,147,500
1,637,625	Term Loan, 7.61%, Maturing July 31, 2013	1,642,743
Petro Stopping Center, L.P.
531,250	Term Loan, 7.13%, Maturing February 9, 2008	533,906
Rent-A-Center, Inc.
1,096,085	Term Loan, 7.12%, Maturing November 15, 2012	1,099,624
Rover Acquisition Corp.
2,244,375	Term Loan, 7.85%, Maturing October 26, 2013	2,264,615
Savers, Inc.
340,926	Term Loan, 8.07%, Maturing August 11, 2012	344,336
387,306	Term Loan, 8.07%, Maturing August 11, 2012	391,180
Stewert Enterprises, Inc.
332,464	Term Loan, 7.13%, Maturing November 19, 2011	333,711
The Yankee Candle Company, Inc.
1,300,000	Term Loan, 7.35%, Maturing February 6, 2014	1,307,475
		$27,956,351

Principal Amount	Borrower/Tranche Description	Value
Surface Transport — 1.1%
Gainey Corp.
$769,188	Term Loan, 8.10%, Maturing April 20, 2012	$771,591
Horizon Lines, LLC
734,361	Term Loan, 7.60%, Maturing July 7, 2011	738,722
Oshkosh Truck Corp.
1,945,125	Term Loan, 7.10%, Maturing December 6, 2013	1,953,331
Ozburn-Hessey Holding Co., LLC
495,579	Term Loan, 8.63%, Maturing August 9, 2012	496,817
Sirva Worldwide, Inc.
1,599,041	Term Loan, 11.60%, Maturing December 1, 2010	1,573,057
Vanguard Car Rental USA
1,128,000	Term Loan, 8.35%, Maturing June 14, 2013	1,138,777
		$6,672,295
Telecommunications — 5.9%
Alaska Communications Systems Holdings, Inc.
$990,000	Term Loan, 7.10%, Maturing February 1, 2012	$994,773
American Cellular Corp.
1,075,000	Term Loan, 7.32%, Maturing March 15, 2014	1,077,688
Asurion Corp.
1,071,155	Term Loan, 8.32%, Maturing July 13, 2012	1,085,214
1,900,000	Term Loan, 11.57%, Maturing January 13, 2013	1,935,625
Centennial Cellular Operating Co., LLC
4,445,833	Term Loan, 7.35%, Maturing February 9, 2011	4,486,588
Consolidated Communications, Inc.
2,563,752	Term Loan, 7.10%, Maturing July 27, 2015	2,575,771
FairPoint Communications, Inc.
2,980,000	Term Loan, 7.13%, Maturing February 8, 2012	2,992,573
Hawaiian Telcom Communications, Inc.
743,333	Term Loan, 7.60%, Maturing October 31, 2012	747,341
Iowa Telecommunications Services
2,616,000	Term Loan, 7.10%, Maturing November 23, 2011	2,633,713
IPC Acquisition Corp.
646,750	Term Loan, 7.85%, Maturing September 29, 2013	653,083
NTelos, Inc.
1,180,824	Term Loan, 7.57%, Maturing August 24, 2011	1,188,204
Stratos Global Corp.
1,039,500	Term Loan, 8.10%, Maturing February 13, 2012	1,045,563
Triton PCS, Inc.
2,731,571	Term Loan, 8.57%, Maturing November 18, 2009	2,754,333
Univision Communications, Inc.
750,000	Term Loan, 7.82%, Maturing March 29, 2009	750,782
430,369	Term Loan, 0.00%, Maturing September 29, 2014(2)	430,039
6,694,631	Term Loan, 7.61%, Maturing September 29, 2014	6,689,496

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications — (continued)
	WestCom Corp.
	$659,488	Term Loan, 8.15%, Maturing December 17, 2010	$660,313
	1,000,000	Term Loan, 12.32%, Maturing May 17, 2011	1,004,375
	Windstream Corp.
	3,089,906	Term Loan, 6.86%, Maturing July 17, 2013	3,111,149
			$36,816,623
	Utilities — 3.8%
	AEI Finance Holding, LLC
	$269,751	Term Loan, 8.25%, Maturing March 30, 2012	$271,185
	2,055,249	Term Loan, 8.35%, Maturing March 30, 2014	2,066,168
	Astoria Generating Co.
	1,000,000	Term Loan, 9.10%, Maturing August 23, 2013	1,012,153
	BRSP, LLC
	1,900,000	Term Loan, 8.37%, Maturing July 13, 2009	1,909,500
	Calpine Corp.
	850,000	DIP Loan, 7.59%, Maturing March 30, 2009	855,401
	Cogentrix Delaware Holdings, Inc.
	522,507	Term Loan, 6.85%, Maturing April 14, 2012	524,140
	Covanta Energy Corp.
	569,072	Term Loan, 5.28%, Maturing February 9, 2014	570,139
	1,155,928	Term Loan, 6.88%, Maturing February 9, 2014	1,158,095
	Electricinvest Holding Co.
EUR	476,616	Term Loan, 7.73%, Maturing October 24, 2012	655,950
GBP	480,000	Term Loan, 9.43%, Maturing October 24, 2012	969,355
	Elster Group GmbH (Ruhrgas)
	317,225	Term Loan, 7.86%, Maturing June 12, 2013	320,675
	317,225	Term Loan, 8.36%, Maturing June 12, 2014	321,785
	La Paloma Generating Co., LLC
	52,459	Term Loan, 7.07%, Maturing August 16, 2012	52,415
	299,437	Term Loan, 7.10%, Maturing August 16, 2012	299,187
	23,848	Term Loan, 7.10%, Maturing August 16, 2012	23,828
	LSP General Finance Co., LLC
	36,583	Term Loan, 7.10%, Maturing April 14, 2013	36,721
	822,222	Term Loan, 7.10%, Maturing April 14, 2013	825,306
	Mirant North America, LLC.
	880,083	Term Loan, 7.07%, Maturing January 3, 2013	882,834
	NRG Energy, Inc.
	1,850,000	Term Loan, 7.35%, Maturing February 1, 2013	1,865,803
	6,980,990	Term Loan, 7.35%, Maturing February 1, 2013	7,042,387
	Pike Electric, Inc.
	212,855	Term Loan, 7.13%, Maturing July 1, 2012	213,121
	494,543	Term Loan, 7.13%, Maturing December 10, 2012	495,161

Principal Amount	Borrower/Tranche Description	Value
Vulcan Energy Corp.
$1,580,293	Term Loan, 6.86%, Maturing July 23, 2010	$1,583,751
		$23,955,060
Total Senior, Floating Rate Interests (identified cost, $874,090,982)		$878,190,294
Corporate Bonds & Notes — 15.2%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.1%
Alion Science and Technologies, Sr. Notes
$275	10.25%, 2/1/15(5)	$290,812
DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	84,200
Hawker Beechcraft Acquisition Co., Sr. Notes
85	8.50%, 4/1/15(5)	89,887
Hawker Beechcraft Acquisition Co., Sr. Sub. Notes
5	9.75%, 4/1/17(5)	5,375
		$470,274
Air Transport — 0.1%
Continental Airlines
$285	7.033%, 6/15/11	$285,446
Delta Airlines
1,000	7.90%, 12/15/09(3)	527,500
		$812,946
Automotive — 0.5%
Altra Industrial Motion, Inc.
$225	9.00%, 12/1/11	$234,281
110	9.00%, 12/1/11(5)	114,537
American Axle & Manufacturing, Inc.
135	7.875%, 3/1/17	136,012
Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	102,500
Ford Motor Credit Co., Sr. Notes
15	9.875%, 8/10/11	15,987
Ford Motor Credit Co., Variable Rate
990	8.36%, 11/2/07	999,583
General Motors Corp.
305	6.375%, 5/1/08	303,856

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive — (continued)
Goodyear Tire & Rubber Co., Sr. Notes
$125	8.625%, 12/1/11(5)	$135,625
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
180	9.14%, 12/9/09(5)	182,700
Tenneco Automotive, Inc., Series B
340	10.25%, 7/15/13	374,425
Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14	272,212
Titan International, Inc., Sr. Notes
145	8.00%, 1/15/12(5)	150,800
		$3,022,518
Brokers / Dealers / Investment Houses — 0.1%
Residential Capital LLC, Sub. Notes, Variable Rate
$810	7.187%, 4/17/09(5)	$806,628
		$806,628
Building and Development — 1.1%
Collins & Aikman Floor Cover
$300	9.75%, 2/15/10	$306,750
General Cable Corp., Sr. Notes
85	7.125%, 4/1/17(5)	86,700
General Cable Corp., Variable Rate
85	7.725%, 4/1/15(5)	86,275
Grohe Holding GMBH
2,000	EUR6.843%, 1/15/14	2,769,596
Interface, Inc.
500	10.375%, 2/1/10	555,000
Mueller Group, Inc., Sr. Sub. Notes
412	10.00%, 5/1/12	447,020
Mueller Holdings, Inc., Disc. Notes
197	14.75%, 4/15/14	185,180
Nortek, Inc., Sr. Sub. Notes
850	8.50%, 9/1/14	843,625
NTK Holdings, Inc., Sr. Disc. Notes
360	10.75%, 3/1/14	271,800
Panolam Industries International, Sr. Sub. Notes
395	10.75%, 10/1/13(5)	424,625
Realogy Corp., Term Loan, 8.32%, Maturing
170	12.375%, 4/15/15(5)	170,425
Realogy Corp., Term Loan, 8.35%, Maturing
430	8.35%, 4/15/14(5)	431,613
Stanley-Martin Co.
80	9.75%, 8/15/15	72,200
		$6,650,809

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services — 0.8%
Activant Solutions, Inc., Sr. Sub. Notes
$95	9.50%, 5/1/16	$94,525
Affinion Group, Inc.
95	10.125%, 10/15/13	104,025
135	11.50%, 10/15/15	149,175
Education Management, LLC
275	8.75%, 6/1/14	292,187
535	10.25%, 6/1/16	587,162
Hertz Corp.
530	8.875%, 1/1/14	573,725
HydroChem Industrial Services, Inc., Sr. Sub. Notes
200	9.25%, 2/15/13(5)	207,000
Kar Holdings, Inc., Sr. Notes
130	8.75%, 5/1/14(5)	134,225
130	9.358%, 5/1/14(5)	133,575
Kar Holdings, Inc., Sr. Sub. Notes
140	10.00%, 5/1/15(5)	145,775
Lamar Media Corp., Sr. Sub. Notes
35	6.625%, 8/15/15	34,912
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
40	9.875%, 8/15/11	42,450
Rental Service Corp.
90	9.50%, 12/1/14(5)	96,075
Sabre Holdings Corp.
120	8.35%, 3/15/16	114,102
Safety Products Holdings, Inc. Sr. Notes (PIK)
430	11.75%, 1/1/12(4)	440,626
SunGard Data Systems, Inc., Variable Rate
265	9.125%, 8/15/13	285,537
Travelport LLC, Sr. Notes
475	9.875%, 9/1/14(5)	510,625
West Corp., Sr. Notes
685	9.50%, 10/15/14(5)	727,812
West Corp., Sr. Sub. Notes
85	11.00%, 10/15/16(5)	92,862
		$4,766,375
Cable and Satellite Television — 0.8%
Cablevision Systems Corp., Series B
$195	8.00%, 4/15/12	$200,850
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
415	9.82%, 4/1/09	441,975
CCH I, LLC/CCH I Capital Co.
295	11.00%, 10/1/15	314,912

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television — (continued)
CCH II, LLC/CCH II Capital Co.
$260	10.25%, 9/15/10	$277,550
CCH I Holdings, LLC
320	11.75%, 5/15/14	320,000
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	769,237
CSC Holdings, Inc., Series B
130	8.125%, 8/15/09	135,850
35	7.625%, 4/1/11	36,269
CSC Holdings, Inc., Sr. Notes
20	8.125%, 7/15/09	20,900
Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	419,000
Kabel Deutschland GmbH
190	10.625%, 7/1/14	213,275
Mediacom Broadband Corp., LLC, Sr. Notes
240	8.50%, 10/15/15(5)	250,800
National Cable, PLC
135	8.75%, 4/15/14	142,425
UGS Corp.
1,225	10.00%, 6/1/12	1,341,375
		$4,884,418
Chemicals and Plastics — 0.4%
Equistar Chemical, Sr. Notes
$115	10.625%, 5/1/11	$121,900
Huntsman International, LLC
272	11.625%, 10/15/10	294,440
Ineos Group Holdings PLC
355	8.50%, 2/15/16(5)	345,237
Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,032,972
MacDermid, Inc., Sr. Sub. Notes
125	9.50%, 4/15/17(5)	130,312
Mosaic Co., Sr. Notes
125	7.375%, 12/1/14(5)	130,625
125	7.625%, 12/1/16(5)	134,062
Nova Chemicals Corp., Sr. Notes, Variable Rate
195	8.502%, 11/15/13	199,387
Reichhold Industries, Inc., Sr. Notes
395	9.00%, 8/15/14(5)	413,269
		$2,802,204

Principal Amount (000's omitted)	Security	Value
Clothing / Textiles — 0.6%
Hanesbrands, Inc., Sr. Notes, Variable Rate
$750	8.735%, 12/15/14(5)	$774,375
Levi Strauss & Co., Sr. Notes
830	12.25%, 12/15/12	910,925
140	9.75%, 1/15/15	154,350
420	8.875%, 4/1/16	453,075
Oxford Industries, Inc., Sr. Notes
735	8.875%, 6/1/11	766,237
Perry Ellis International, Inc., Sr. Sub. Notes
215	8.875%, 9/15/13	223,600
Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	159,650
		$3,442,212
Conglomerates — 0.1%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$210	8.36%, 6/15/12	$213,675
RBS Global & Rexnord Corp.
175	9.50%, 8/1/14	188,125
155	11.75%, 8/1/16	172,825
		$574,625
Containers and Glass Products — 0.3%
Berry Plastics Holding Corp.
$400	8.875%, 9/15/14	$414,000
Berry Plastics Holding Corp., Variable Rate
110	9.23%, 9/15/14	113,025
Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	280,133
Pliant Corp. (PIK)
1,210	11.85%, 6/15/09(4)	1,328,537
		$2,135,695
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
$440	9.50%, 4/15/14	$466,400
		$466,400
Electronics / Electrical — 0.2%
Avago Technologies Finance
$70	11.875%, 12/1/15	$80,325
Avago Technologies Finance, Variable Rate
170	10.125%, 12/1/13	186,575

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — (continued)
CPI Holdco, Inc., Sr. Notes, Variable Rate
$95	11.151%, 2/1/15	$98,562
NXP BV/ NXP Funding, LLC, Variable Rate
775	8.105%, 10/15/13(5)	804,062
NXP BV/NXP Funding, LLC, Sr. Notes
170	9.50%, 10/15/15(5)	179,350
Open Solutions, Inc., Sr. Sub. Notes
55	9.75%, 2/1/15(5)	57,062
		$1,405,936
Financial Intermediaries — 2.1%
Alzette, Variable Rate
$750	11.86%, 12/15/20(4)	$750,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.31%, 2/24/19(4)(5)	757,659
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.306%, 4/15/19(4)(5)	996,490
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.406%, 1/15/19(4)(5)	1,001,390
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.81%, 8/11/16(4)(5)	1,005,500
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17	1,031,200
Centurion CDO 9 Ltd., Series 2005-9A
750	10.10%, 7/17/19(4)	762,487
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.91%, 7/30/16(4)(5)	1,517,190
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16(4)(5)	1,003,600
Ford Motor Credit Co.
200	6.625%, 6/16/08	199,939
715	7.375%, 10/28/09	715,954
340	7.875%, 6/15/10	342,039
General Motors Acceptance Corp.
195	5.125%, 5/9/08	192,751
100	5.85%, 1/14/09	98,927
40	7.00%, 2/1/12	40,332
440	8.00%, 11/1/31	473,582
Schiller Park CLO Ltd., 2007-1A D, Variable Rate
1,000	7.107%, 4/25/21	973,750
Sonata Securities S.A., Series 2006-5
238	8.8625%, 6/27/07	239,781
Sonata Securities S.A., Series 2006-6
661	8.8625%, 6/27/07	667,746
		$12,770,317

Principal Amount (000's omitted)	Security	Value
Food Products — 0.2%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
$495	11.50%, 11/1/11	$459,112
Dole Foods Co.
50	7.265%, 6/15/10	49,312
Nutro Products, Inc., Sr. Notes, Variable Rate
80	9.37%, 10/15/13(5)	82,200
Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	333,600
Pinnacle Foods Finance, LLC, Sr. Notes
45	9.25%, 4/1/15(5)	45,225
Pinnacle Foods Finance, LLC, Sr. Sub. Notes
135	10.625%, 4/1/17(5)	136,012
		$1,105,461
Food Service — 0.2%
Aramark Corp., Sr. Notes
$55	8.50%, 2/1/15(5)	$57,819
Aramark Corp., Sr. Notes, Variable Rate
340	8.86%, 2/1/15(5)	351,050
El Pollo Loco, Inc.
370	11.75%, 11/15/13	404,225
NPC International, Inc., Sr. Sub. Notes
340	9.50%, 5/1/14	358,700
Sbarro, Inc., Sr. Notes
90	10.375%, 2/1/15(5)	94,725
		$1,266,519
Food / Drug Retailers — 0.3%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$345	9.796%, 3/15/14(5)	$339,394
General Nutrition Center, Sr. Sub. Notes
345	10.75%, 3/15/15(5)	346,725
Rite Aid Corp.
1,010	6.125%, 12/15/08(5)	1,008,737
285	7.50%, 1/15/15	292,125
		$1,986,981
Forest Products — 0.1%
Abitibi-Consolidated, Inc.
$170	8.55%, 8/1/10	$174,250
Georgia-Pacific Corp.
5	9.50%, 12/1/11	5,550
Jefferson Smurfit Corp.
75	7.50%, 6/1/13	74,719

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Forest Products — (continued)
JSG Funding PLC, Sr. Notes
$30	9.625%, 10/1/12	$31,725
NewPage Corp.
440	10.00%, 5/1/12	488,400
NewPage Corp., Variable Rate
135	11.61%, 5/1/12	150,356
		$925,000
Healthcare — 1.1%
Accellent, Inc.
$245	10.50%, 12/1/13	$252,962
Advanced Medical Optics
70	7.50%, 5/1/17(5)	72,450
AMR HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	359,125
CDRV Investors, Inc., Sr. Disc. Notes
20	9.625%, 1/1/15	17,600
CDRV Investors, Inc., Sr. Notes, Variable Rate
265	9.86%, 12/1/11(5)	267,650
HCA, Inc.
300	8.75%, 9/1/10	318,375
150	7.875%, 2/1/11	154,690
600	9.25%, 11/15/16(5)	655,500
Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,655	8.75%, 2/15/12	1,733,613
MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(5)	520,163
National Mentor Holdings, Inc., Sr. Sub. Notes
225	11.25%, 7/1/14	248,625
Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	201,338
Service Corp. International, Sr. Notes
400	7.00%, 6/15/17	400,000
Sun Healthcare Group, Inc., Sr. Sub. Notes
85	9.125%, 4/15/15(5)	88,825
Triad Hospitals, Inc., Sr. Notes
425	7.00%, 5/15/12	444,125
US Oncology, Inc.
220	9.00%, 8/15/12	235,400
515	10.75%, 8/15/14	578,088
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate
105	11.25%, 10/1/15	88,200
VWR International, Inc., Sr. Sub. Notes
515	8.00%, 4/15/14	548,475
		$7,185,204

Principal Amount (000's omitted)	Security	Value
Home Furnishings — 0.1%
Interline Brands, Inc., Sr. Sub. Notes
$135	8.125%, 6/15/14	$141,075
Steinway Musical Instruments, Sr. Notes
160	7.00%, 3/1/14(5)	159,200
		$300,275
Industrial Equipment — 0.1%
Case New Holland, Inc., Sr. Notes
$200	9.25%, 8/1/11	$211,250
Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	207,675
ESCO Corp., Sr. Notes
145	8.625%, 12/15/13(5)	153,700
ESCO Corp., Sr. Notes, Variable Rate
145	9.23%, 12/15/13(5)	150,800
		$723,425
Insurance — 0.0%
U.S.I. Holdings Corp.
$70	9.75%, 5/15/15(5)	$71,750
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
120	9.23%, 11/15/14(5)	121,200
		$192,950
Leisure Goods / Activities / Movies — 0.4%
Amscan Holdings, Inc., Sr. Sub. Notes
$250	8.75%, 5/1/14	$253,125
Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14(5)	137,150
HRP Myrtle Beach Operations, LLC / HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(5)	198,900
HRP Myrtle Beach Operations, LLC / HRP Myrtle Beach Capital Corp., Variable Rate
360	10.07%, 4/1/12(5)	363,600
Marquee Holdings, Inc., Sr. Disc. Notes
790	12.00%, 8/15/14	701,125
Universal City Developement Partners, Sr. Notes
335	11.75%, 4/1/10	357,613
Universal City Florida Holdings, Sr. Notes, Variable Rate
615	10.11%, 5/1/10	634,219
		$2,645,732
Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
$375	9.375%, 12/15/14(5)	$387,188

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos — (continued)
CCM Merger, Inc.
$230	8.00%, 8/1/13(5)	$234,025
Chukchansi EDA, Sr. Notes, Variable Rate
280	8.877%, 11/15/12(5)	287,700
Galaxy Entertainment Finance
200	9.875%, 12/15/12(5)	220,000
Galaxy Entertainment Finance, Variable Rate
175	10.354%, 12/15/10	186,375
Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13(5)	215,500
Host Hotels & Resorts, L.P., Sr. Notes
185	6.875%, 11/1/14	190,319
Inn of the Mountain Gods, Sr. Notes
625	12.00%, 11/15/10	683,594
Las Vegas Sands Corp.
140	6.375%, 2/15/15	137,025
Majestic HoldCo, LLC, (0.00% until 2008)
140	12.50%, 10/15/11(5)	102,200
Majestic Star Casino, LLC
340	9.50%, 10/15/10	359,550
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	98,800
OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	475,000
Pokagon Gaming Authority, Sr. Notes
110	10.375%, 6/15/14(5)	123,750
San Pasqual Casino
305	8.00%, 9/15/13(5)	315,675
Seminole Hard Rock Entertainment, Variable Rate
200	7.848%, 3/15/14(5)	206,000
Station Casinos, Inc.
55	7.75%, 8/15/16	57,475
Station Casinos, Inc., Sr. Notes
95	6.00%, 4/1/12	93,575
Trump Entertainment Resorts, Inc.
1,205	8.50%, 6/1/15	1,218,556
Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(5)	330,925
Turning Stone Resort Casinos, Sr. Notes
75	9.125%, 9/15/14(5)	76,875
Waterford Gaming, LLC, Sr. Notes
64	8.625%, 9/15/12(5)	68,000
Wynn Las Vegas, LLC
105	6.625%, 12/1/14	105,788
		$6,173,895

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals — 0.4%
Aleris International, Inc., Sr. Notes
$215	9.00%, 12/15/14(5)	$229,244
Aleris International, Inc., Sr. Sub. Notes
630	10.00%, 12/15/16(5)	660,712
Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12	146,475
FMG Finance PTY, Ltd., Variable Rate
195	9.36%, 9/1/11(5)	206,213
490	10.625%, 9/1/16(5)	575,750
Novelis, Inc., Sr. Notes
380	7.25%, 2/15/15	402,325
		$2,220,719
Oil and Gas — 1.0%
Allis-Chalmers Energy, Inc.
$90	8.50%, 3/1/17	$90,900
Allis-Chalmers Energy, Inc., Sr. Notes
445	9.00%, 1/15/14	460,575
Chaparral Energy, Inc., Sr. Notes
265	8.875%, 2/1/17(5)	272,950
Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	121,800
Clayton Williams Energy, Inc.
115	7.75%, 8/1/13	109,250
Compton Pet Finance Corp.
360	7.625%, 12/1/13	359,100
Copano Energy, LLC, Sr. Notes
70	8.125%, 3/1/16	73,325
Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	51,125
El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	262,229
El Paso Production Holding Co.
50	7.75%, 6/1/13	52,891
Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	150,738
Energy Partners, Ltd., Sr. Notes
85	9.75%, 4/15/14(5)	86,912
Giant Industries
225	8.00%, 5/15/14	236,250
Ocean Rig Norway AS, Sr. Notes
225	8.375%, 7/1/13(5)	239,625
OPTI Cananda, Inc.
360	8.25%, 12/15/14(5)	382,500

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas — (continued)
Parker Drilling Co., Sr. Notes
$100	9.625%, 10/1/13	$109,000
Petrobas International Finance Co.
50	6.125%, 10/6/16	51,437
Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	855,619
Petroplus Finance, Ltd.
210	6.75%, 5/1/14(5)	212,100
170	7.00%, 5/1/17(5)	172,338
Plains Exploration & Production Co.
255	7.00%, 3/15/17	256,594
Quicksilver Resources, Inc.
210	7.125%, 4/1/16	210,000
SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15(5)	560,250
Sesi, LLC, Sr. Notes
60	6.875%, 6/1/14	61,200
Stewart & Stevenson, LLC, Sr. Notes
305	10.00%, 7/15/14(5)	322,538
United Refining Co., Sr. Notes
645	10.50%, 8/15/12	678,863
VeraSun Energy Corp.
105	9.875%, 12/15/12	111,300
		$6,551,409
Publishing — 0.2%
CBD Media, Inc., Sr. Sub. Notes
$125	8.625%, 6/1/11	$132,031
Clarke American Corp., Sr. Notes
100	9.50%, 5/15/15(5)	101,125
Clarke American Corp., Sr. Notes, Variable Rate
170	10.105%, 5/15/15(5)	170,425
Dex Media West, LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	95,156
Idearc, Inc., Sr. Notes
220	8.00%, 11/15/16(5)	230,450
MediaNews Group, Inc., Sr. Sub. Notes
100	6.875%, 10/1/13	91,500
MediMedia USA, Inc., Sr. Sub. Notes
90	11.375%, 11/15/14(5)	96,300
Reader's Digest Association, Sr. Sub. Notes
595	9.00%, 2/15/17(5)	586,075
		$1,503,062

Principal Amount (000's omitted)	Security	Value
Radio and Television — 0.8%
Advanstar Communications, Inc.
$1,120	10.75%, 8/15/10	$1,220,800
CanWest Media, Inc.
464	8.00%, 9/15/12	483,495
Intelsat Bermuda, Ltd.
325	9.25%, 6/15/16	359,125
Intelsat Ltd., Sr. Notes
1,425	5.25%, 11/1/08	1,405,406
LBI Media, Inc.
165	10.125%, 7/15/12	174,488
Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12(5)	193,050
Rainbow National Services, LLC, Sr. Sub. Debs.
645	10.375%, 9/1/14(5)	729,656
Sirius Satellite Radio, Sr. Notes
550	9.625%, 8/1/13	552,750
		$5,118,770
Rail Industries — 0.1%
American Railcar Industry
$175	7.50%, 3/1/14(5)	$182,219
Kansas City Southern Mexico, Sr. Notes
245	7.625%, 12/1/13(5)	249,900
Kansas City Southern Railway Co.
95	9.50%, 10/1/08	99,869
TFM SA de C.V., Sr. Notes
130	12.50%, 6/15/12	139,490
		$671,478
Retailers (Except Food and Drug) — 0.6%
AutoNation, Inc., Variable Rate
$135	7.356%, 4/15/13	$136,856
Bon-Ton Department Stores, Inc.
225	10.25%, 3/15/14	244,688
GameStop Corp.
1,330	8.00%, 10/1/12	1,424,763
Michaels Stores, Inc., Sr. Notes
310	10.00%, 11/1/14(5)	339,838
Michaels Stores, Inc., Sr. Sub. Notes
130	11.375%, 11/1/16(5)	143,650
Neiman Marcus Group, Inc.
485	9.00%, 10/15/15	537,138
520	10.375%, 10/15/15	586,950
Toys R US Corp.
215	7.375%, 10/15/18	190,275

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) — (continued)
Sally Holdings, LLC, Sr. Notes
$55	9.25%, 11/15/14(5)	$57,475
		$3,661,633
Steel — 0.1%
AK Steel Corp.
$62	7.875%, 2/15/09	$62,310
Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	221,713
RathGibson, Inc., Sr, Notes
445	11.25%, 2/15/14	473,925
		$757,948
Surface Transport — 0.0%
Horizon Lines, LLC
$217	9.00%, 11/1/12	$229,478
		$229,478
Telecommunications — 0.9%
Alamosa Delaware, Inc., Sr. Notes
$515	11.00%, 7/31/10	$548,558
Centennial Cellular Operating Co., LLC, Sr. Notes
205	10.125%, 6/15/13	222,425
Digicel Group, Ltd., Sr. Notes
260	8.875%, 1/15/15(5)	255,775
180	9.125%, 1/15/15(5)	175,050
Digicel, Ltd., Sr. Notes
275	9.25%, 9/1/12(5)	293,563
iPCS, Inc., Variable Rate
120	7.48%, 5/1/13(5)	121,200
Level 3 Financing, Inc., Sr. Notes
225	9.25%, 11/1/14(5)	234,844
215	8.75%, 2/15/17(5)	219,838
Qwest Capital Funding, Inc.
110	7.00%, 8/3/09	112,338
Qwest Communications International, Inc.
500	7.50%, 2/15/14	518,750
Qwest Communications International, Inc., Sr. Notes
65	7.50%, 11/1/08	66,056
Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	150,325
Qwest Corp., Sr. Notes, Variable Rate
985	8.605%, 6/15/13	1,082,269

Principal Amount (000's omitted)	Security	Value
Telecommunications — (continued)
Rogers Wireless, Inc., Sr. Sub. Notes
$40	8.00%, 12/15/12	$42,900
Rogers Wireless, Inc., Variable Rate
1,453	8.48%, 12/15/10	1,485,693
Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	207,100
60	8.625%, 8/1/16	66,150
		$5,802,834
Utilities — 0.3%
Dynegy Holdings, Inc.
$195	8.375%, 5/1/16	$206,456
Mission Energy Holding Co.
215	13.50%, 7/15/08	235,963
NGC Corp.
390	7.625%, 10/15/26	384,638
NRG Energy, Inc.
140	7.25%, 2/1/14	145,250
355	7.375%, 1/15/17	368,756
NRG Energy, Inc., Sr. Notes
120	7.375%, 2/1/16	124,950
Reliant Energy, Inc.
165	9.25%, 7/15/10	173,869
		$1,639,882
Total Corporate Bonds & Notes (identified cost, $92,391,043)		$95,674,012
Convertible Bonds — 0.0%
Principal Amount	Security	Value
$310,000	L-3 Communications Corp.(5)	$336,737
Total Convertible Bonds (identified cost, $313,267)		$336,737
Common Stocks — 0.1%
Shares	Security	Value
32,088	Trump Entertainment Resorts, Inc.(6)	$520,788
Total Common Stocks (identified cost, $395,965)		$520,788

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Preferred Stocks — 0.0%
Shares	Security	Value
1,007	Chesapeake Energy Corp., 4.50%	$102,714
934	Crown Castle International Corp., 6.25% (PIK)	53,705
Total Convertible Preferred Stocks (identified cost, $142,317)		$156,419
Closed-End Investment Companies — 1.8%
Shares	Security	Value
20,000	Blackrock Floating Rate Income Strategies Fund II, Inc.	$376,800
25,000	Blackrock Floating Rate Income Strategies Fund, Inc.	478,000
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,371,250
895,800	ING Prime Rate Trust	6,790,164
87,500	LMP Corporate Loan Fund, Inc.	$1,244,250
Total Closed-End Investment Companies (identified cost, $11,209,592)		$11,260,464
Short-Term Investments — 2.8%

Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(7)	17,425	$17,425,090
Total Short-Term Investments (identified cost, $17,425,090)		$17,425,090

Value
Gross Investments — 159.1% (identified cost, $995,968,256)	$1,003,563,804
Less Unfunded Loan Commitments — (0.4)%	$(2,789,199)
Net Investments — 158.7% (identified cost, $993,179,057)	$1,000,774,605
Other Assets, Less Liabilities — 3.9%	$24,890,449
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.6)%	$(394,699,833)
Net Assets Applicable to Common Shares — 100.0%	$630,965,221

PIK - Payment-In-Kind.

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Defaulted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $31,153,849 or 4.9% of the net assets.

(6)  Non-income producing security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $975,753,967)	$983,349,515
Affiliated investment, at value (identified cost, $17,425,090)	17,425,090
Cash	18,914,522
Foreign currency, at value (identified cost, $42,865)	43,179
Receivable for investments sold	337,967
Dividends and interest receivable	8,413,076
Receivable for open swap contracts	62,754
Interest receivable from affiliated investment	178,282
Prepaid expenses	71,377
Total assets	$1,028,795,762
Liabilities
Payable for investments purchased	$2,449,444
Payable for Fund shares redeemed	3,708
Payable for open forward foreign currency contracts	3,756
Payable to affiliate for investment advisory fees	444,925
Payable to affiliate for Trustees' fees	1,800
Accrued expenses	227,075
Total liabilities	$3,130,708
Auction preferred shares (15,760 shares outstanding) at liquidation value plus cumulative unpaid dividends	$394,699,833
Net assets applicable to common shares	$630,965,221
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 33,548,278 shares issued and outstanding	$335,483
Additional paid-in capital	635,578,806
Accumulated net realized loss (computed on the basis of identified cost)	(12,425,653)
Accumulated distributions in excess of investment income	(84,610)
Net unrealized appreciation (computed on the basis of identified cost)	7,561,195
Net assets applicable to common shares	$630,965,221
Net Asset Value Per Common Share
($630,965,221 ÷ 33,548,278 shares of beneficial interest outstanding)	$18.81

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$38,656,518
Dividends	735,288
Interest income allocated from affiliated investment	696,504
Expenses allocated from affiliated investment	(62,623)
Total investment income	$40,025,687
Expenses
Investment adviser fee	$3,746,615
Trustees' fees and expenses	10,802
Preferred shares remarketing agent fee	488,452
Custodian fee	135,576
Legal and accounting services	82,142
Transfer and dividend disbursing agent fees	33,097
Printing and postage	18,660
Miscellaneous	66,117
Total expenses	$4,581,461
Deduct — Reduction of custodian fee	$9,122
Reduction of investment adviser fee	1,015,403
Total expense reductions	$1,024,525
Net expenses	$3,556,936
Net investment income	$36,468,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$691,455
Swap contracts	22,122
Foreign currency transactions	(440,860)
Net realized gain	$272,717
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,562,100
Swap contracts	(21,719)
Foreign currency	(97,107)
Net change in unrealized appreciation (depreciation)	$4,443,274
Net realized and unrealized gain	$4,715,991
Distributions to preferred shareholders
From net investment income	(10,193,559)
Net increase in net assets from operations	$30,991,183

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$36,468,751	$68,767,640
Net realized gain (loss) from investment transactions, swaps contracts and foreign currency	272,717	(243,947)
Net change in unrealized appreciation (depreciation) from investments, swaps contracts and foreign currency	4,443,274	(629,273)
Distributions to preferred shareholders — From net investment income	(10,193,559)	(18,685,607)
Net increase in net assets from operations	$30,991,183	$49,208,813
Distributions to common shareholders — From net investment income	$(27,076,248)	$(50,869,016)
Total distributions to common shareholders	$(27,076,248)	$(50,869,016)
Capital share transactions — Reinvestment of distributions to common shareholders	$1,124,831	$—
Total increase in net assets from capital share transactions	$1,124,831	$—
Net increase (decrease) in net assets	$5,039,766	$(1,660,203)
Net Assets Applicable to Common Shares
At beginning of period	$625,925,455	$627,585,658
At end of period	$630,965,221	$625,925,455
Accumulated undistributed net investment income (distributions in excess of) included in net assets applicable to common shares
At end of period	$(84,610)	$716,446

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2007	Year Ended October 31,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period (Common shares)	$18.690	$18.740	$18.970	$19.100	(3)
Income (loss) from operations
Net investment income	$1.088	$2.053	$1.547	$0.968
Net realized and unrealized gain (loss)	0.144	(0.026)	(0.193)	0.080
Distributions to preferred shareholders from net investment income	(0.304)	(0.558)	(0.354)	(0.132)
Total income from operations	$0.928	$1.469	$1.000	$0.916
Less distributions to common shareholders
From net investment income	$(0.808)	$(1.519)	$(1.230)	$(0.900)
Total distributions to common shareholders	$(0.808)	$(1.519)	$(1.230)	$(0.900)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$(0.027)
Preferred Shares underwriting discounts	$—	$—	$—	$(0.119)
Net asset value — End of period (Common shares)	$18.810	$18.690	$18.740	$18.970
Market value — End of period (Common shares)	$19.180	$18.240	$17.210	$19.940
Total Investment Return on Net Asset Value(5)	5.06%	8.47%	5.57%	4.13	%(4)
Total Investment Return on Market Value(5)	9.77%	15.27%	(7.77)%	9.45	%(4)

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$630,965		$625,925	$627,586	$633,584
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.16	%(7)	1.17%	1.16%	1.08	%(7)
Expenses after custodian fee reduction(6)	1.16	%(7)	1.17%	1.16%	1.08	%(7)
Net investment income(6)	11.68	%(7)	10.95%	8.18%	5.51	%(7)
Portfolio Turnover	29%		51%	64%	95%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses before custodian fee reduction(6)	0.71	%(7)	0.72%	0.72%	0.71	%(7)
Expenses after custodian fee reduction(6)	0.71	%(7)	0.72%	0.72%	0.71	%(7)
Net investment income(6)	7.18	%(7)	6.73%	5.04%	3.63	%(7)
Senior Securities:
Total preferred shares outstanding	15,760		15,760	15,760	15,760
Asset coverage per preferred share(8)	$65,080		$64,753	$64,853	$65,223
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to October 31, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on August 5, 2003, seeks to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Senior Floating-Rate Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Senior Floating-Rate Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Non-loan portfolio holdings (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which reliable market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events effecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Trust, for federal income tax purposes, had a capital loss carryover of $11,810,633 which will reduce the Trust's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2012 ($5,860,075), October 31, 2013, ($4,807,956), and October 31, 2014 ($1,142,602).

D  Investment Transactions — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the Statements of Operations.

H  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

L  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes

M  Reverse Repurchase Agreements — The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

N  Total Return Swaps — The Trust may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; to mitigate default risk; or for other risk management purposes. In a total return swap, the Trust makes payments at a rate

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Trust is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Trust does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

O  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

P  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Q  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 3,940 shares of Auction Preferred Shares (APS) Series A, 3,940 shares of APS Series B, 3,940 shares of APS Series C, and 3,940 shares of APS Series D on January 26, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days for Series A, B, and C, and 28 days for Series D, thereafter by an auction. Dividend rates ranged from 4.87% to 5.32% for Series A shares, 4.90% to 5.32% for Series B shares, 5.11% to 5.27% for Series C shares, and 5.20% to 5.25% for Series D shares.

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the APS liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally between 7 and 28 days (depending on the share class). The applicable dividend rate for the APS on April 30, 2007 was 5.25%, 5.25%, 5.11%, and 5.20%, for Series A, Series B, Series C, and Series D shares, respectively. For the six months ended April 30, 2007, the Trust paid dividends to APS holders amounting to $2,518,483, $2,531,800, $2,559,142 and $2,584,134 for Series A, Series B, Series C, and Series D shares, respectively, representing an average APS dividend rate for such period of 5.156%, 5.183%, 5.239%, and 5.290%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the average daily gross assets of the Trust, was earned by EVM, as compensation for management and investment advisory services rendered to the Trust. The portion of the advisory fees payable by Cash Management on the Trust's investment of cash therein is credited against the Trust's advisory fees. For the six-months ended April 31, 2007, the Trust's advisory fee totaled $3,807,747 of which $61,132 was allocated from Cash Management and $3,746,615 was paid or accrued directly by the Trust.

In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average weekly gross assets in year 6, 0.10% in year 7, and 0.05% in year 8. For the six months ended April 30, 2007 the investment adviser waived $1,015,403 of its advisory fee.

Certain officers and Trustees of the Trust are officers of the above organization.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $289,888,731 and $294,158,402 respectively, for the six months ended April 30, 2007.

6  Common Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Issued to shareholders electing to receive payments of distributions in Fund shares	59,788	—
Net increase	59,788	—

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$994,034,982
Gross unrealized appreciation	$9,504,976
Gross unrealized depreciation	(2,765,353)
Net unrealized appreciation	$6,739,623

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic

Eaton Vance Senior Floating-Rate Trust as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, financial futures and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2007 is as follows:

Forward Foreign Curency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Depreciation
5/31/07	Euro 476,616	United States Dollar 647,721	$(3,475)
5/31/07	Great British Pound 480,000	United States Dollar 959,520	(281)
			$(3,756)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
$2,000,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$62,754

At April 30, 2007, the Trust had sufficient cash and/or securities segregated to cover potential commitments under these contracts.

10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trust's financial statement disclosures.

Eaton Vance Senior Floating-Rate Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Senior Floating-Rate Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Floating-Rate Trust
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2007, our records indicate that there are 17 registered shareholders and approximately 20,287 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30,

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Floating-Rate Trust (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. Specifically, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Floating-Rate Trust

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Craig Russ
Vice President
Payson F. Swaffield
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Senior Floating-Rate Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2025-6/07  CE-FLRTSRC

Item 2.  Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.  Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4.  Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6.  Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11.  Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating Rate Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 11, 2007

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 11, 2007